    As filed with the Securities and Exchange Commission on January 13, 2006


                                                             File Nos. 333-54464
                                                                       811-03365

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      Pre-Effective Amendment No.                            [ ]

                         Post-Effective Amendment No. 16                     [x]


                                     and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 218                            [x]


                        (Check Appropriate Box or Boxes)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                     METLIFE INVESTORS USA INSURANCE COMPANY
                               (Name of Depositor)

                            5 Park Plaza, Suite 1900
                               Irvine, California                        92614
              (Address of Depositor's Principal Executive Offices)    (Zip Code)

               (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752
                     (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                     MetLife Investors USA Insurance Company
                            5 Park Plaza, Suite 1900
                            Irvine, California 92614
                                 (949) 223-5680

                                   COPIES TO:

                                W. Thomas Conner
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                              Washington, DC 20004
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]  on (date) pursuant to paragraph (b) of Rule 485.

[x]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

     This registration statement incorporates by reference the prospectus (the "Prospectus") and statement of additional information, each dated May 1, 2005 for the Series VA contracts included in Post-Effective Amendment No. 11 to the registration statement on Form N-4 (File No. 333-54464) filed on April 25, 2005 pursuant to paragraph (b) of Rule 485.

     This registration statement incorporates by reference the supplement to the Prospectus dated May 1, 2005, as filed on April 27, 2005 pursuant to Rule 497, and the supplement to the Prospectus dated June 24, 2005, as filed on June 24, 2005 pursuant to Rule 497.


     This registration statement incorporates by reference the supplement to the statement of additional information dated October 18, 2005, as filed on October 18, 2005 pursuant to Rule 497.

     This registration statement incorporates by reference the supplement to the Prospectus dated May 1, 2005, for the Series VA contracts included in Post-Effective Amendment No. 15 to the registration statement filed on Form N-4 (File No. 333-54464) dated November 1, 2005, as filed on October 24, 2005 pursuant to paragraph (b) of Rule 485.

     This registration statement also incorporates by reference the supplement to the Prospectus dated January 3, 2006, as filed on December 29, 2005 pursuant to Rule 497.

                                                  THE VARIABLE ANNUITY CONTRACT
                                                                       ISSUED BY

                                        METLIFE INVESTORS USA INSURANCE COMPANY


                                                                             AND


                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                                                      SERIES VA


                                                                     MAY 1, 2006



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.


                               The annuity contract has 30 investment choices -
a fixed account which offers an interest rate guaranteed by us, and 29 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.


MET INVESTORS SERIES TRUST (CLASS B):
     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Legg Mason Value Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio
     Oppenheimer Capital Appreciation Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
         (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio


METROPOLITAN SERIES FUND, INC. (CLASS B):
     BlackRock Money Market Portfolio
     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio
     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):
     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.

To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 48 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:
o  are not bank deposits
o  are not FDIC insured
o  are not insured by any federal government agency
o  are not guaranteed by any bank or credit union
o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2006

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS .................................        4
HIGHLIGHTS .............................................        5
FEE TABLES AND EXAMPLES ................................        6
1. THE ANNUITY CONTRACT ................................       13
     Market Timing .....................................       13
2. PURCHASE ............................................       14
     Purchase Payments .................................       14
     Termination for Low Account Value .................       14
     Allocation of Purchase Payments ...................       14
     Free Look .........................................       15
     Accumulation Units ................................       15
     Account Value .....................................       15
     Replacement of Contracts ..........................       15
3. INVESTMENT OPTIONS ..................................       16
     Transfers .........................................       18
     Dollar Cost Averaging Programs ....................       20
     Three Month Market Entry Program ..................       21
     Automatic Rebalancing Program .....................       21
     Description of the MetLife Asset Allocation
       Program .........................................       22
     Voting Rights .....................................       23
     Substitution of Investment Options ................       23
4. EXPENSES ............................................       23
     Product Charges ...................................       23
     Account Fee .......................................       24
     Guaranteed Minimum Income
       Benefit - Rider Charge ..........................       24
     Guaranteed Withdrawal Benefit - Rider Charge ......       24
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge ..........................       25
     Withdrawal Charge .................................       25
     Reduction or Elimination of the Withdrawal
       Charge ..........................................       26
     Premium and Other Taxes ...........................       26
     Transfer Fee ......................................       27
     Income Taxes ......................................       27
     Investment Portfolio Expenses .....................       27
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................................       27
     Annuity Date ......................................       27
     Annuity Payments ..................................       27
     Annuity Options ...................................       28
     Guaranteed Minimum Income Benefit .................       29
     Description of GMIB II ............................       29
     Description of GMIB Plus ..........................       31
     Description of Enhanced GMIB Plus .................       32
     Description of GMIB I .............................       33
     GMIB and Qualified Contracts ......................       35


6. ACCESS TO YOUR MONEY ................................       35
     Systematic Withdrawal Program .....................       36
     Suspension of Payments or Transfers ...............       36
7. LIVING BENEFITS .....................................       36
     Guaranteed Withdrawal Benefit .....................       36
     Guaranteed Minimum Accumulation Benefit ...........       44
8. PERFORMANCE .........................................       46
9. DEATH BENEFIT .......................................       46
     Upon Your Death ...................................       46
     Standard Death Benefit - Principal Protection .....       47
     Optional Death Benefit - Annual Step-Up ...........       47
     Optional Death Benefit - Compounded-Plus ..........       47
     Additional Death Benefit - Earnings Preservation
       Benefit .........................................       48
     General Death Benefit Provisions ..................       49
     Spousal Continuation ..............................       49
     Death of the Annuitant ............................       49
     Controlled Payout .................................       49
10. FEDERAL INCOME TAX STATUS ..........................       50
     Taxation of Non-Qualified Contracts ...............       50
     Taxation of Qualified Contracts ...................       51
     Foreign Tax Credits ...............................       54
     Possible Tax Law Changes ..........................       54
11. OTHER INFORMATION ..................................       54
     MetLife Investors USA .............................       54
     The Separate Account ..............................       55
     Distributor .......................................       55
     Selling Firms .....................................       55
     Requests and Elections ............................       56
     Ownership .........................................       57
     Legal Proceedings .................................       58
     Financial Statements ..............................       58
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................................       58
APPENDIX A .............................................      A-1
     Condensed Financial Information ...................      A-1
APPENDIX B .............................................      B-1
     Participating Investment Portfolios ...............      B-1
APPENDIX C .............................................      C-1
     EDCA Examples with Multiple Purchase Payments......      C-1
APPENDIX D .............................................      D-1
     Guaranteed Minimum Income Benefit Examples ........      D-1
APPENDIX E .............................................      E-1
     Guaranteed Withdrawal Benefit Examples ............      E-1

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE

Account Value.................................................................15
Accumulation Phase............................................................13
Accumulation Unit.............................................................15
Annuitant.....................................................................57
Annuity Date..................................................................27
Annuity Options...............................................................28
Annuity Payments..............................................................27
Annuity Units.................................................................28
Beneficiary...................................................................57
Benefit Base..................................................................37
Business Day..................................................................14
Fixed Account.................................................................13
Guaranteed Accumulation Amount................................................44
Guaranteed Principal Option...................................................31
Guaranteed Withdrawal Amount..................................................37
Income Base............................................................29 and 33
Income Phase..................................................................13
Investment Portfolios.........................................................16
Joint Owners..................................................................57
Owner.........................................................................57
Purchase Payment..............................................................14
Separate Account..............................................................55

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB"), a guaranteed withdrawal benefit ("GWB"), or the guaranteed minimum accumulation benefit ("GMAB").


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Guaranteed Minimum Income Benefit").

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE


WITHDRAWAL CHARGE (Note 1)          7%
(as a percentage of purchase
payments)
TRANSFER FEE (Note 2)               $0 (First 12 per year)
                                    $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses -
Withdrawal Charge.")


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4                                             4
  5                                             3
  6                                             2
  7 and thereafter                              0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------
PERIODIC FEES AND EXPENSES TABLE*




ACCOUNT FEE (Note 1)                   $30
GUARANTEED MINIMUM INCOME BENEFIT
(GMIB PLUS, ENHANCED GMIB PLUS, GMIB II
AND GMIB I) RIDER CHARGE
     GMIB Plus and                     0.75% of Income
     Enhanced GMIB Plus                Base (Note 2)
     GMIB Plus and                     1.50% of Income
     Enhanced GMIB Plus                Base (Note 2)
     Upon Optional Reset
     (maximum)
     GMIB II and                       0.50% of Income
     GMIB I                            Base (Note 2)

GUARANTEED WITHDRAWAL BENEFIT (GWB I,
ENHANCED GWB AND LIFETIME GWB)
RIDER CHARGE
     GWB I and Enhanced GWB                  0.50% of the
                                             Guaranteed
                                             Withdrawal Amount
                                             (Note 3)
     GWB I and Enhanced GWB                  0.95% of the
     Upon Optional Reset                     Guaranteed
     (maximum)                               Withdrawal Amount
                                             (Note 3)
     Lifetime GWB (Single Life               0.50% of the
     version) Prior to                       Guaranteed
     Automatic Annual Step-Up                Withdrawal Amount
                                             (Note 3)
     Lifetime GWB (Single Life               0.95% of the
     version) Upon                           Guaranteed
     Automatic Annual Step-Up                Withdrawal Amount
     (maximum)                               (Note 3)
     Lifetime GWB (Joint Life                0.70% of the
     version) Prior to                       Guaranteed
     Automatic Annual Step-Up                Withdrawal Amount
                                             (Note 3)
     Lifetime GWB (Joint Life                1.40% of the
     version) Upon                           Guaranteed
     Automatic Annual Step-Up                Withdrawal Amount
     (maximum)                               (Note 3)
GUARANTEED MINIMUM                           0.75% of the
ACCUMULATION BENEFIT                         Guaranteed
RIDER CHARGE                                 Accumulation
                                             Amount
                                             (Note 4)


--------------------------------------------------------------------------------
Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.


Note 2. See "Annuity Payments (The Income Phase) -
Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

Note 3. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.

Note 4. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.

*Certain periodic fees and expenses for contracts issued before May 1, 2005, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses.")

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)


Mortality and Expense Charge                          1.05%
Administration Charge                                 0.25%
                                                      ----
Total Separate Account Annual Expenses                1.30%
Death Benefit Rider Charges (Optional)
   (as a percentage of average account value in
   the Separate Account)
Optional Death Benefit - Annual Step-Up               0.20%
Optional Death Benefit - Compounded-Plus              0.35%
Additional Death Benefit - Earnings
   Preservation Benefit                               0.25%

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------


Total Annual Portfolio               Minimum        Maximum
                                     ---------      --------
Expenses (expenses that are             %              %
deducted from investment
portfolio assets, including
management fees, 12b-1/service
fees, and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.





                                                           MANAGEMENT        12B-1/SERVICE
                                                              FEES                FEES
                                                          ------------      ---------------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.73%              0.25%
 Met/AIM Small Cap Growth Portfolio(1)                       0.90%              0.25%
 Goldman Sachs Mid-Cap Value Portfolio                        0.75%              0.25%
 Harris Oakmark International Portfolio(1)                   0.84%              0.25%
 Janus Aggressive Growth Portfolio(1)                         0.68%              0.25%
 Legg Mason Value Equity Portfolio                           0.70%              0.25%
 Lord Abbett Bond Debenture Portfolio                         0.52%              0.25%
 Lord Abbett Growth and Income Portfolio(1)                  0.52%              0.25%
 MFS (Reg. TM) Research International Portfolio(1)            0.77%              0.25%
 Neuberger Berman Real Estate Portfolio                      0.70%              0.25%
 Oppenheimer Capital Appreciation                             0.60%              0.25%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                    0.50%              0.25%
 PIMCO Total Return Portfolio                                 0.50%              0.25%
 RCM Global Technology Portfolio                             0.90%              0.25%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                    0.75%              0.25%
 Third Avenue Small Cap Value Portfolio                      0.75%              0.25%
 Turner Mid-Cap Growth Portfolio                              0.80%              0.25%
 Van Kampen Comstock Portfolio                               0.65%              0.25%
 METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                            0.35%              0.25%
 Davis Venture Value Portfolio                                0.72%              0.15%
 Harris Oakmark Focused Value Portfolio                      0.73%              0.25%
 Jennison Growth Portfolio                                    0.65%              0.25%
 MetLife Stock Index Portfolio                               0.25%              0.25%
 Salomon Brothers U.S. Government Portfolio                   0.55%              0.25%



                                                                                                                     NET
                                                                                TOTAL          CONTRACTUAL          TOTAL
                                                                                ANNUAL           EXPENSE           ANNUAL
                                                              OTHER           PORTFOLIO          SUBSIDY          PORTFOLIO
                                                           EXPENSES(1)         EXPENSES        OR DEFERRAL         EXPENSE
                                                          -------------      -----------      -------------      ----------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                       %                 %              0.00%                  %
 Met/AIM Small Cap Growth Portfolio(1)                         %                 %               0.00%                %
 Goldman Sachs Mid-Cap Value Portfolio                          %                 %              0.00%                  %
 Harris Oakmark International Portfolio(1)                     %                 %               0.00%                %
 Janus Aggressive Growth Portfolio(1)                           %                 %              0.00%                  %
 Legg Mason Value Equity Portfolio                             %                 %                  %                 %
 Lord Abbett Bond Debenture Portfolio                           %                 %              0.00%                  %
 Lord Abbett Growth and Income Portfolio(1)                    %                 %               0.00%                %
 MFS (Reg. TM) Research International Portfolio(1)              %                 %                   %                 %
 Neuberger Berman Real Estate Portfolio                        %                 %               0.00%                %
 Oppenheimer Capital Appreciation                               %                 %              0.00%                  %
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                      %                 %               0.00%                %
 PIMCO Total Return Portfolio                                   %                 %              0.00%                  %
 RCM Global Technology Portfolio                               %                 %               0.00%                %
 T. Rowe Price Mid-Cap Growth Portfolio(1)                      %                 %                   %                 %
 Third Avenue Small Cap Value Portfolio                        %                 %               0.00%                %
 Turner Mid-Cap Growth Portfolio                                %                 %              0.00%                  %
 Van Kampen Comstock Portfolio                                 %                 %               0.00%                %
 METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                              %                 %                  %                 %
 Davis Venture Value Portfolio                                  %                 %              0.00%                  %
 Harris Oakmark Focused Value Portfolio                        %                 %               0.00%                %
 Jennison Growth Portfolio                                      %                 %              0.00%                  %
 MetLife Stock Index Portfolio                                 %                 %                  %                 %
 Salomon Brothers U.S. Government Portfolio                     %                 %              0.00%                  %




                                                  MANAGEMENT        12B-1/SERVICE           OTHER
                                                     FEES                FEES            EXPENSES(1)
                                                 ------------      ---------------      -------------
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)             0.10%              0.25%                 %
 MetLife Moderate Strategy Portfolio(3)             0.10%              0.25%                 %
 MetLife Balanced Strategy Portfolio(3)              0.08%              0.25%                 %
 MetLife Growth Strategy Portfolio(3)               0.08%              0.25%                 %
 MetLife Aggressive Strategy Portfolio(3)            0.10%              0.25%                 %



                                                                                                         NET TOTAL
                                                                                                          ANNUAL
                                                                                                         PORTFOLIO
                                                                                                         EXPENSES
                                                                                         NET             INCLUDING
                                                    TOTAL          CONTRACTUAL          TOTAL            ESTIMATED
                                                    ANNUAL           EXPENSE            ANNUAL          EXPENSES OF
                                                  PORTFOLIO          SUBSIDY          PORTFOLIO         UNDERLYING
                                                   EXPENSES        OR DEFERRAL         EXPENSE         PORTFOLIOS(3)
                                                 -----------      -------------      -----------      --------------
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)              %                 %               0.35%                %
 MetLife Moderate Strategy Portfolio(3)              %                 %               0.35%                %
 MetLife Balanced Strategy Portfolio(3)               %                 %               0.35%                %
 MetLife Growth Strategy Portfolio(3)                %                 %               0.35%                %
 MetLife Aggressive Strategy Portfolio(3)             %                 %               0.35%                %

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2006, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2007 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2005.

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: % for the Met/AIM Mid Cap Core Equity Portfolio; % for the Met/AIM Small Cap Growth Portfolio; % for the Harris Oakmark International Portfolio; % for the Janus Aggressive Growth Portfolio; % for the Lord Abbett Growth and Income Portfolio; % for the MFS (Reg. TM) Research International Portfolio; % for the Oppenheimer Capital Appreciation Portfolio; and % for the T. Rowe Price Mid-Cap Growth Portfolio.

(2) Portfolio expenses for this investment portfolio are estimated for the year ended December 31, 2006.

(3) Because the portfolios invest in other underlying portfolios, each portfolio also will bear its pro rata portion of the operating expenses of the underlying investment portfolios in which the portfolio invests,

    including the management fee, which is not reflected in the above table.

    The estimated expenses of the underlying portfolios (after applicable
                                                         -----
    expense limitations) according to the allocation targets in place as of the date of this prospectus are: % for the MetLife Defensive Strategy

    Portfolio; % for the MetLife Moderate Strategy Portfolio; % for the

    MetLife Balanced Strategy Portfolio; % for the MetLife Growth Strategy

    Portfolio; and % for the MetLife Aggressive Strategy Portfolio. The total annual operating expenses of the portfolios, including the weighted average of the total operating expenses of the underlying investment portfolios (before applicable expense limitations) according to the
                ------
    allocation targets in place as of the date of this prospectus are: % for the MetLife Defensive Strategy Portfolio; % for the MetLife Moderate Strategy Portfolio; % for the MetLife Balanced Strategy Portfolio; % for the MetLife Growth Strategy Portfolio; and % for the MetLife Aggressive Strategy Portfolio. Therefore, contract owners may be able to realize lower aggregate expenses by investing directly in the underlying investment portfolios instead of the portfolios. A contract owner who chooses to invest directly in the underlying investment portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory, LLC. (See the fund prospectus for a description of the target allocations.)

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Accumulation Benefit ("GMAB") rider, which is the most expensive way to purchase the contract for a 1 year time period.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                             Time Periods
    1 year              3 years            5 years           10 years
--------------       ------------       ------------       ------------
         (a)$               (a)$               (a)$               (a)$
         (b)$               (b)$               (b)$               (b)$

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                             Time Periods
    1 year              3 years            5 years           10 years
--------------       ------------       ------------       ------------
         (a)$               (a)$               (a)$               (a)$
         (b)$               (b)$               (b)$               (b)$

CHART 2. Chart 2 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus ("GMIB Plus") rider, assuming you elect the Optional Reset of the GMIB Plus and, as a result, the GMIB Plus rider charge increases to the maximum charge permitted on an Optional Reset of 1.50%, which is the most expensive way to purchase the contract for a 3, 5 or 10 year time period.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                             Time Periods
    1 year              3 years            5 years           10 years
--------------       ------------       ------------       ------------
         (a)$               (a)$               (a)$               (a)$
         (b)$               (b)$               (b)$               (b)$

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                             Time Periods
    1 year              3 years            5 years           10 years
--------------       ------------       ------------       ------------
         (a)$               (a)$               (a)$               (a)$
         (b)$               (b)$               (b)$               (b)$

CHART 3. Chart 3 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the GMAB rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                             Time Periods
    1 year              3 years            5 years           10 years
--------------       ------------       ------------       ------------
         (a)$               (a)$               (a)$               (a)$
         (b)$               (b)$               (b)$               (b)$

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                             Time Periods
    1 year              3 years            5 years           10 years
--------------       ------------       ------------       ------------
         (a)$               (a)$               (a)$               (a)$
         (b)$               (b)$               (b)$               (b)$

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1. THE ANNUITY CONTRACT
This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g. an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, prior to its termination, the Guaranteed Minimum Accumulation Benefit rider guarantees that, after a 10-year waiting period, your account value will not be less than a percentage of your purchase payment, less reductions for any withdrawals. (See "Living Benefits-Guaranteed Minimum Accumulation Benefit.") Furthermore, the Guaranteed Principal Option of the Guaranteed Minimum Income Benefit Plus rider offers the option, after a 10-year waiting period, to increase your account value to your initial purchase payment, less reductions for any withdrawals (see "Annuity Payments (The Income Phase)-Guaranteed Minimum Income Benefit"), and the Lifetime Guaranteed Withdrawal Benefit rider offers the option, after a 15-year waiting period, to cancel the rider and increase your account value to your initial purchase payment, less reductions for any withdrawals (see "Living Benefits-Guaranteed Withdrawal Benefit").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the minimum rate on the fixed account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2,
2003). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."



2. PURCHASE
The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers. You should discuss this with your account representative.

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract unless you have elected an electronic funds transfer program approved by us, in which case the minimum initial purchase payment for a non-qualified contract is $500.

o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

o  We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.

TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o  a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:

   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. With respect to exchanges from certain of our variable annuity contracts to this contract, the account value of this contract attributable to the exchanged assets will not be subjected to any withdrawal charge or be eligible for enhanced dollar cost averaging. Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however you should consult your tax adviser.

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 29 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, the investment adviser or a subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

Each of the Met Investors Series Trust and Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") The payments are deducted from assets of the investment portfolios and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may replace or remove an investment portfolio or limit its availability to purchase payments and/ or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.


MET INVESTORS SERIES TRUST (CLASS B)
Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:

     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Legg Mason Value Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio
     Oppenheimer Capital Appreciation Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
         (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio


METROPOLITAN SERIES FUND, INC. (CLASS B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

     BlackRock Money Market Portfolio
     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio
     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contracts:

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

TRANSFERS

GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -
Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.

o If you have elected to add the GMIB Plus or Enhanced GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase)-Description of GMIB Plus-Allocation Limitations" or the section "Annuity Payments (The Income Phase)-Description of Enhanced GMIB Plus-
Allocation Limitations," as applicable.

o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Asset Allocation Program portfolio you chose at issue (except upon an optional reset of the rider) until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."

o If you have elected to add the Lifetime GWB rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Living Benefits-Description of the Lifetime Guaranteed Withdrawal Benefit-Investment Allocation Restrictions."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

o  The credited interest rate is equal to the guaranteed minimum rate;

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

o  A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Lord Abbett Bond Debenture, MFS (Reg. TM) Research International, and Third Avenue Small Cap Value Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The account value will not be affected by any gain or loss due to the transfer and your account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.

In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.    STANDARD DOLLAR COST AVERAGING (DCA)
     This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus, Enhanced GMIB Plus, or Lifetime GWB riders.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)
     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. This program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider.


EXAMPLE:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

METLIFE ASSET ALLOCATION PORTFOLIOS
-----------------------------------

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. Approximately every 90 days, the portfolios will be rebalanced to their previously established target allocations. (See the fund prospectus for a description of the target allocations.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.



4. EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:


      Annual Step-Up Death Benefit              0.20%
      Compounded-Plus Death Benefit             0.35%
      Additional Death Benefit - Earnings
         Preservation Benefit                   0.25%

For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit ("GMIB" ) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract (a maximum of two of which are available in your state): GMIB I, GMIB II, GMIB Plus, and Enhanced GMIB Plus. If you select the GMIB Plus or Enhanced GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.75% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If your income base is increased due to an Optional Reset under the GMIB Plus or an Automatic Annual Step-Up under the Enhanced GMIB Plus, we may increase the rider charge to the charge applicable to contract purchases at the time of the increase but no more than a maximum of 1.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for more information). If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed.

For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit".) For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.

The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value in the ratio each account bears to your total account value.

GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE

We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are three different versions of the GWB under this contract (a maximum of two of which are available in your state):
GWB I, Enhanced GWB, and Lifetime GWB. If you elect a GWB rider, a charge is deducted from your account value on each contract anniversary. The charge for the GWB I or Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of Guaranteed Withdrawal Benefit I") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The charge for the Lifetime GWB rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Guaranteed Withdrawal Amount (see "Access to Your Money - Guaranteed Withdrawal Benefit - Description of Lifetime Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.

The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the Enhanced Dollar Cost Averaging ("EDCA") account in the ratio each account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.

If you elect an Optional Reset on the 5th contract anniversary under the GWB I rider or on the 3rd contract anniversary under the Enhanced GWB rider, or thereafter as permitted, we may increase the rider charge to the GWB I/Enhanced GWB rider charge applicable to current contract purchases at the time of the reset, but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime GWB, we may increase the rider charge to the Lifetime GWB charge applicable to current contract purchases at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Guaranteed Withdrawal Amount.

If the GWB I rider is in effect, the rider charge will continue even if your Benefit Base equals zero. If the Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base equals zero. If the Lifetime GWB rider is in effect, the rider charge will not continue if your Remaining Guaranteed Withdrawal Amount equals zero.


GUARANTEED MINIMUM ACCUMULATION
BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Accumulation Benefit ("GMAB") rider which you can select when you purchase the contract. If you elect the GMAB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's Asset Allocation Program portfolio and the EDCA account in the ratio each account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.    The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4                                             4
  5                                             3
  6                                             2
  7 and thereafter                              0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB annuity payments. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.

NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

The Nursing Home or Hospital Confinement Rider and/or Terminal Illness Rider may not be available in your state. (Check with your registered representative regarding availability.) For contracts issued on and after May 1, 2005, these riders are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home/ Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.



5.  ANNUITY PAYMENTS
        (THE INCOME PHASE)
ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

o  fixed annuity payments, or

o  variable annuity payments, or

o  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) just before the start of the income phase,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)    the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.


Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.

If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied. This annuity option permits withdrawal of a commuted value. (See "Federal Income Tax Status - Other Tax Issues.")

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). Effective May 1, 2006, we offer four different versions of the Guaranteed Minimum Income Benefit (GMIB I, GMIB II, GMIB Plus and Enhanced GMIB Plus), A MAXIMUM OF TWO OF WHICH ARE OFFERED IN ANY PARTICULAR STATE. Version I is known as GMIB I, version II is known as GMIB II, version III is known as GMIB Plus, and version IV is known as Enhanced GMIB Plus. All four versions of the GMIB are described below, however, GMIB I is only offered in states where GMIB II has not yet been approved, and GMIB Plus is only offered in states where Enhanced GMIB Plus has not yet been approved. Please check with your financial representative regarding which versions are available in your state. You may not have this benefit and the Guaranteed Withdrawal Benefit or Guaranteed Minimum Accumulation Benefit in effect at the same time.


It is important to recognize that the GMIB does not establish or guarantee your account value or a minimum return for any investment portfolio, and the "income base" that is guaranteed by the GMIB is not available for cash withdrawals. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.

The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II, GMIB Plus or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.

(See Appendix D for examples of the GMIB.)

DESCRIPTION OF GMIB II

The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.

EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:


 Age at Annuitization         Guarantee Period
----------------------       -----------------
          80                         9
          81                         8
          82                         7
          83                         6
       84 and 85                     5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.

These options are described in the contract and the GMIB II rider.

If you exercise the GMIB II, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.

TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

    a) The 30th day following the contract anniversary on or following your 85th birthday;

    b)    The date you make a complete withdrawal of your account value;

    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;

    d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

    e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.

DESCRIPTION OF GMIB PLUS

The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) you may exercise a "GUARANTEED PRINCIPAL OPTION" in which case you receive an additional amount to be added to the account value in lieu of taking GMIB payments; (2) you may be permitted to periodically reset the Annual Increase Amount; (3) you are limited to allocating your account value to certain investment choices; (4) the termination provisions are expanded; and
(5) the additional charge for the GMIB Plus is 0.75% (rather than 0.50% for the GMIB II) of the income base (with a maximum charge of 1.50% of the income base applicable upon exercise of the Optional Reset feature). A description of these features follows.

GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) and



(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio and EDCA account in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. It is important to note that only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus and Enhanced GMIB Plus (descibed below) may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus or Enhanced GMIB Plus for this feature.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus or Enhanced GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue.


OPTIONAL RESET. On any contract anniversary on or after the third contract anniversary, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting it again. You may elect to reset the Annual Increase Amount only if (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method that we agree to, within a 30-day period prior to the applicable contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and all other requirements are met. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus that elect or have elected the GMIB Plus rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of contract.

The Optional Reset will:

(1) reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;

(2) reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and

(3) reset the GMIB Plus rider charge to the then current level we charge for the GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:

(1)    the MetLife Defensive Strategy Portfolio,

(2)    the MetLife Moderate Strategy Portfolio,

(3)    the MetLife Balanced Strategy Portfolio, or

(4)    the MetLife Growth Strategy Portfolio

You may also elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.

TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;

o a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.


DESCRIPTION OF ENHANCED GMIB PLUS

The Enhanced GMIB Plus is identical to the GMIB Plus, described above, with the following differences: (1) the income base is the Compounding Income Base (which is identical to the Annual Increase Amount under the GMIB

Plus); (2) there is no Optional Reset, instead, you may elect Automatic Annual Step-Ups at issue or anytime after, which reset the Compounding Income Base to equal your account value (but only if higher) on each contract anniversary, as described below; and (3) additional investment options may be available for purchase payment allocations and transfers. These features are described below.


AUTOMATIC ANNUAL STEP-UP. At issue or anytime after, provided that the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75, you may elect the Automatic Annual Step-Up feature. On any contract anniversary while this election is in effect, the Compounding Income Base will reset to the account value automatically (but only if the account value exceeds the Compounding Income Base). You may discontinue this election at any time. Otherwise, it will remain in effect through the seventh contract anniversary following the contract year you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect Automatic Annual Step-Ups, no increase will occur on any subsequent contract anniversary unless you make a new election under the terms described above. We must receive any Automatic Annual Step-Up election requests in writing, at our Annuity Service Center, or by any other method acceptable to us. We must receive your request prior to the contract anniversary for an increase under the Automatic Annual Step-Up to occur on that contract anniversary.

The Automatic Annual Step-Up will:

(1) reset the Compounding Income Base to the account value (if higher) on each contract anniversary while the feature is in effect;

(2) reset the Enhanced GMIB Plus waiting period to the tenth contract anniversary following the most recent Automatic Annual Step-Up; and

(3) reset the Enhanced GMIB Plus rider charge to the then current level we charge for the Enhanced GMIB Plus rider at the time of the reset, up to a maximum of 1.50%.

On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Compounding Income Base after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Compounding Income Base will be set equal to zero on the date of the reset.

ALLOCATION LIMITATIONS. If you elect to purchase the Enhanced GMIB Plus, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

(1)    the MetLife Defensive Strategy Portfolio,

(2)    the MetLife Moderate Strategy Portfolio,

(3)    the MetLife Balanced Strategy Portfolio,

(4)    the MetLife Growth Strategy Portfolio, or

(5)    the BlackRock Money Market Portfolio

You may also elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios you have chosen.


DESCRIPTION OF GMIB I

You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or

         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.

OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

Upon the exercise of the GMIB I, your annuity payments will be the greater of:

o The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:


  Age at Annuitization                  Guarantee Period
---------------------------------       -----------------
           80                                   9
           81                                   8
           82                                   7
           83                                   6
        84 and 85                               5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.

TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the GMIB I rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o  The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.

MetLife Investors USA currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB I rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

GMIB AND QUALIFIED CONTRACTS

The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB.


Additionally, the GMIB may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. You should consult your registered representative or tax adviser prior to electing a GMIB rider.

In view of applicable tax requirements, the GMIB riders are not available for purchase under a decedent's IRA when the owner died in or after the year in which he or she attains age 70 1/2.



6. ACCESS TO YOUR MONEY
You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:

(1)    by making a withdrawal (either a partial or a complete withdrawal);

(2)    by electing to receive annuity payments; or

(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o  less any applicable withdrawal charge;

o  less any premium or other tax;

o  less any account fee; and

o  less any applicable pro rata GMIB, GWB or GMAB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

How to withdraw all or part of your account value:

o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")

o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See

     "Expenses - Reduction or Elimination of the Withdrawal Charge.")

o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o  trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. LIVING BENEFITS
GUARANTEED WITHDRAWAL BENEFIT

We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are three versions of the GWB under this product:

o  Guaranteed Withdrawal Benefit I ("GWB I")

o  Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

o  Lifetime Guaranteed Withdrawal Benefit ("Lifetime GWB")

If you purchase the GWB, you must elect one version at the time you purchase the contract, prior to age 86. A MAXIMUM OF TWO VERSIONS OF THE GWB ARE OFFERED IN ANY PARTICULAR STATE. All three versions of the GWB are described below; however, GWB I is only offered in states where Enhanced GWB has not yet been approved. Please check with your registered representative regarding which versions are available in your state. You may not have this benefit and the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below in the description of each version of the GWB.

All versions of the GWB rider guarantee that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime GWB rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider is elected), even after the entire amount of purchase payments has been returned. (See "Description of Lifetime Guaranteed Withdrawal Benefit" below.)

THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount under the Lifetime GWB rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime GWB rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issued the contract, reduced proportionately for any withdrawals. See "Description of Lifetime Guaranteed Withdrawal Benefit - Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals , and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program.

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT UNTIL TERMINATION OF THE CONTRACT.

o IF THE GWB I OR ENHANCED GWB RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.

o IF THE LIFETIME GWB RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR WILL DECREASE THE GUARANTEED WITHDRAWAL AMOUNT.

IF THE GWB I RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE ENHANCED GWB RIDER OR LIFETIME GWB RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE (FOR ENHANCED
GWB) OR REMAINING GUARANTEED WITHDRAWAL AMOUNT (FOR LIFETIME GWB), AS DESCRIBED BELOW, EQUALS ZERO.

DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I

GUARANTEED WITHDRAWAL AMOUNT. The initial "GUARANTEED WITHDRAWAL AMOUNT" is equal to your initial purchase payment plus the GWB Bonus Amount. The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount if your annual withdrawals exceed the Annual Benefit Payment. However, the Guaranteed Withdrawal Amount is always the amount against which the GWB I rider charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

BENEFIT BASE. With the GWB I rider, your initial "BENEFIT BASE" is equal to the initial Guaranteed Withdrawal Amount, calculated as your initial purchase payment plus the GWB Bonus Amount. Thereafter, the Benefit Base is the remaining amount of money you are guaranteed to receive and is calculated separately from the Guaranteed Withdrawal Amount. Your Benefit Base will change as purchase payments and withdrawals are made, or as the result of an Optional Reset, while your Guaranteed Withdrawal Amount may change only as purchase payments are made, or as the result of an Optional Reset.


The Benefit Base is equal to:

o Your initial purchase payment, increased by any applicable GWB Bonus Amount (currently, 5% for the initial purchase payment);

o Increased by each subsequent purchase payment, and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);

o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and

o If a Benefit Paid from your contract is not payable to the contract owner or contract owner's bank account (or annuitant's bank account, if the owner is a non-natural person) or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Amount, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment.


Benefits Paid from your contract have the following effect. If annual Benefits Paid from your contract do not exceed the Annual Benefit Payment, the Annual Benefit Payment will not decrease. If a Benefit Paid from your contract does result in annual Benefits Paid during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the Benefit Paid multiplied by the GWB Withdrawal Rate.


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB I rider.

OPTIONAL RESET. An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the GWB I rider charge. The Optional Reset can result in a decrease of the Annual Benefit Payment and Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Starting with the fifth contract anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);

o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (currently 7%); and

o Reset the GWB I rider charge equal to the then current level we charge at the time of the reset, up to the Maximum Optional Reset Fee Rate (currently 0.95%).

The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Locking in a higher Benefit Base increases your total future guaranteed withdrawal payments, but may decrease the amount of the Annual Benefit Payment if, before the reset, the account value is less than the Guaranteed Withdrawal Amount.

TERMINATION OF THE GWB I RIDER. The GWB I rider will terminate:

(1)    When you take a total withdrawal of your account value;

(2)    The date you apply your account value to an annuity option;

(3) When your account value is not sufficient to pay the charge for this benefit (whatever account value is available will be applied to pay the annual GWB I rider charge);

(4) When the owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or when the annuitant dies if the owner is a non-natural person;

(5) When there is a change in owners, joint owners or annuitants (if the owner is a non-natural person); or

(6)    When the contract is terminated.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner (or the annuitant if the owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the GWB I rider as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit or the Compounded-Plus death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

If the beneficiary elects the death benefit under the GWB I rider, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to
Section 72(s)). If you terminate the GWB I rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB I rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

(See Appendix E for examples of the GWB riders.)

DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT

In states where approved, we will offer the Enhanced GWB rider instead of the GWB I rider. This version is the same as the GWB I rider described above, except with the following enhancements: (1) favorable treatment of required minimum distribution withdrawals; (2) availability of an optional reset every three contract years; (3) waiver of the GWB rider charge if the Benefit Base is zero; and (4) ability to cancel the rider within a 90-day period following the fifth contract anniversary. A description of these features follows.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. You must be enrolled in the Automated Required Minimum Distribution program to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.

OPTIONAL RESET. Starting with the third contract anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. Similar to the Optional Reset described above for the GWB I rider, we must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and it is prior to the owner's 86th birthday.

ENHANCED GWB RIDER CHARGE. Unlike the GWB I rider described above, we will not continue to assess the Enhanced GWB rider charge if your Benefit Base equals zero.

CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.

(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME GUARANTEED WITHDRAWAL BENEFIT

In states where approved, we offer the Lifetime GWB rider. The Lifetime GWB rider is an optional rider that may be elected instead of the GWB I rider or Enhanced GWB rider. You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime GWB rider and the GWB I and Enhanced GWB riders:

o Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime GWB rider guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the rider is elected), even after the entire amount of purchase payments has been returned.

o Automatic Annual Step-Ups. In contrast to the GWB I rider, which offers an optional reset beginning with the 5th contract anniversary prior to the owner's 86th birthday, and the Enhanced GWB rider, which offers an optional reset beginning with the 3rd contract anniversary prior to the owner's 86th birthday, the Lifetime GWB provides automatic resets on each contract anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the resets).

o Withdrawal Rates. The Lifetime GWB rider uses a 5% Withdrawal Rate to determine the Annual Benefit Payment. The GWB I and Enhanced GWB riders use a 7% Withdrawal Rate to determine the Annual Benefit Payment.

o Cancellation. The Lifetime GWB rider provides the ability to cancel the rider every five contract years. The Enhanced GWB rider offers only one opportunity to cancel the rider (on the fifth contract anniversary), and the GWB I rider does not offer the ability to cancel the rider.

o The Lifetime GWB rider also offers the following additional enhancements when compared to the GWB I rider: (1) favorable treatment of required minimum distribution withdrawals and (2) waiver of the rider charge if the Remaining Guaranteed Withdrawal Amount is zero.

o Investment Alloction Restrictions. If you elect the Lifetime GWB rider, you are limited to allocating your purchase payments and account value among the fixed account and certain investment portfolios (as described below).

GUARANTEED WITHDRAWAL AMOUNT. The Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime GWB rider is in effect. We assess the Lifetime GWB rider charge as a percentage of the Guaranteed Withdrawal Amount. The initial Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Guaranteed Withdrawal Amount is increased by additional purchase payments (up to a maximum of $5,000,000). Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Guaranteed Withdrawal Amount. If, however, a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Guaranteed Withdrawal Amount before the withdrawal and the account value after the withdrawal (if such account value is lower than the Guaranteed Withdrawal Amount before the withdrawal).

5% COMPOUNDING ANNUAL INCREASE. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Guaranteed Withdrawal Amount is increased by an amount equal to 5% multiplied by the Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Guaranteed Withdrawal Amount.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is calculated in the same manner as the Guaranteed Withdrawal Amount, with the exception that all withdrawals (including applicable withdrawal charges) reduce the Remaining Guaranteed Withdrawal Amount, not just withdrawals that exceed the Annual Benefit Payment (as with the Guaranteed Withdrawal Amount).

o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero.

o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if you have elected the Joint Life version of the Lifetime GWB rider), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.

You should carefully consider when to begin taking withdrawals if you have elected the Lifetime GWB. If you begin taking withdrawals too soon, you may limit the value of the Lifetime GWB. For example, your Guaranteed Withdrawal Amount is no longer increased by the 5% Annual Compounding Increase or the Automatic Annual Step-Up once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime GWB rider. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime GWB rider.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the Guaranteed Withdrawal Amount immediately prior to the first withdrawal multiplied by the 5% Withdrawal Rate. If the Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Annual Increase, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.

It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals (including withdrawal charges) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including withdrawal charges) during a contract year exceeding the Annual Benefit Payment, the Guaranteed Withdrawal Amount will be recalculated and the Annual Benefit Payment will be reduced to the new Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. These reductions in the Guaranteed Withdrawal Amount and the Annual Benefit Payment may be significant.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Remaining Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 86th birthday, a Automatic Annual Step-Up will occur, provided that the account value exceeds the Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

The Automatic Annual Step-Up will:

o reset the Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the Step-Up, up to a maximum of $5,000,000.

o reset the Annual Benefit Payment equal to 5% of the Guaranteed Withdrawal Amount after the Step-Up, and

o reset the Lifetime GWB rider charge to the charge applicable to contract purchases at the time of the Step-Up, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version).

In the event that the charge applicable to contract purchases at the time of the Step-Up is higher than your current Lifetime GWB rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. You must be enrolled in the Automated Required Minimum Distribution program to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime GWB rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

(1)    MetLife Defensive Strategy Portfolio

(2)    MetLife Moderate Strategy Portfolio

(3)    MetLife Balanced Strategy Portfolio

(4)    MetLife Growth Strategy Portfolio

(5)    BlackRock Money Market Portfolio

You may also elect to participate in the EDCA Program, provided that your destination investment portfolios are one or more of the above listed investment portfolios you have chosen.

JOINT LIFE VERSION. A Joint Life version of the Lifetime GWB rider is available for a charge of 0.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.40%). Like the Single Life version of the Lifetime GWB rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime GWB rider will automatically remain in effect if a spouse who is the primary beneficiary elects to continue the contract under the spousal continuation provisions. (See "Death Benefit - Spousal Continuation.") If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age
59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life.

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime GWB rider on the fifth contract anniversary and every fifth contract anniversary thereafter. We must receive your cancellation request within 30 days following the eligible contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect at the end of the 30 day period. If cancelled, the Lifetime GWB rider will terminate, we will no longer deduct the Lifetime GWB rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity contract, however, will continue.

If you cancel the Lifetime GWB rider on the fifteenth contract anniversary or any eligible contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including withdrawal charges); and

(b) is the account value on the contract anniversary immediately preceding cancellation.

The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.

It is important to note that only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment.

TERMINATION OF THE LIFETIME GWB RIDER. The Lifetime GWB rider will terminate upon the earliest of:

(1)    the date of a full withdrawal of the account value;

(2)    the date all of the account value is applied to an annuity option;

(3) the date there are insufficient funds to deduct the Lifetime GWB rider charge from the account value;

(4) death of the owner or oldest joint owner, unless the contract is continued under the spousal continuation provisions of the contract;

(5) change of the owner or joint owner for any reason, unless we agree otherwise;

(6)    the effective date of the cancellation of the rider; or

(7)    termination of the contract to which the rider is attached.

Once the rider is terminated, the Lifetime GWB rider charge will no longer be deducted and the Lifetime GWB investment allocation restrictions will no longer apply.

ADDITIONAL INFORMATION. The Lifetime GWB rider may affect the death benefit available under your contract. An additional death benefit amount will be calculated under the Lifetime GWB rider which will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be available instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.

If the owner or joint owner should die while the Lifetime GWB rider is in effect, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit instead of the applicable contractual death benefit (the standard death benefit, the additional death benefit amount calculated under the Lifetime GWB as described above, or the Annual Step-Up death benefit or Compounded-Plus death benefit, if those benefits had been purchased by the owner(s)). Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. If the beneficiary elects to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to
Section 72(s)). If you terminate the Lifetime GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Lifetime GWB rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

(See Appendix E for examples of the GWB riders.)

GUARANTEED MINIMUM ACCUMULATION BENEFIT

In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your contract. The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.


If you elect the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife asset allocation portfolios
                                 ---
available in your contract (the MetLife Agressive Strategy and MetLife Growth Strategy are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is one of the available MetLife asset allocation portfolios. No transfers are permitted while this rider is in effect. The portfolio you choose will determine the percentage of purchase payments that equal the guaranteed amount. The MetLife asset allocation portfolios available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                              Guaranteed
                                Amount               Years to
                            (% of Purchase             Rider
Portfolio                      Payments)           Maturity Date
--------------------       ----------------       --------------
MetLife Defensive
Strategy Portfolio         130%                   10 years
MetLife Moderate
Strategy Portfolio         120%                   10 years
MetLife Balanced
Strategy Portfolio         110%                   10 years

You may elect the GMAB rider when you purchase the contract, up through age 80. This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. However, you may not elect the GMAB rider if you have also elected a GWB rider or GMIB rider.

BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife asset allocation portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife asset allocation portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.

     EXAMPLE:

   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.

At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife asset allocation portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).

If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.

If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.

Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the target percentage amount of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made.

     EXAMPLE:

   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Moderate Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Moderate Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your Contract Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Contract Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).

RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.

Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.

CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.



8. PERFORMANCE

We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and GMIB or GWB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB or GWB rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the guaranteed minimum income benefit or guaranteed withdrawal benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



9. DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)    the account value; or

(2)    the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                               Benefit Percentage


   Issue Age                   Percentage
-----------------------
   Ages 69 or younger        40%
   Ages 70-79                25%
   Ages 80 and above          0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.

Please check with your financial representative regarding the availability of the following in your state.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.

We also offer a payment option, for both tax qualified and non-tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 701/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.") Your beneficiary is permitted to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

o  made on or after the taxpayer reaches age 591/2;

o  made on or after the death of an owner;

o  attributable to the taxpayer's becoming disabled;

o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA

(other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 591/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 591/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 591/2.

o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.



11. OTHER INFORMATION

METLIFE INVESTORS USA

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The sales representatives and managers of our affiliates may be eligible for additional cash compensation such as bonuses, stock options, training allowances, supplemental salary, payments based on a percentage of the contract's account value, financing arrangements, medical and other insurance benefits, retirement benefits and other benefits. The amount of this additional compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by MetLife Investors USA and its affiliates. Sales representatives of affiliates must meet a minimum level of sales of proprietary products in order to maintain their eligibility for the additional cash compensation. Sales representatives and managers of our affiliates are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes and awards.

Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature and similar services.

All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

The Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. A group of selected selling firms receive additional compensation, which may include marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their account representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2004, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

o  Through your registered representative

o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center

o  By fax at (515) 457-4400 or

o  By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

o  change the beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).

o  assign the contract (subject to limitation).

o  change the payment option.

o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under the GMIB rider.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

MetLife Investors USA like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors USA does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company
     Experts
     Custodian
     Legal Matters
     Distribution
     Calculation of Performance Information
     Annuity Provisions
     Tax Status of the Contracts
     Condensed Financial Information
     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)

CHART 1 - Contracts with the Standard Death Benefit - Principal Protection and no additional death benefit riders (total separate account product charges, applicable prior to May 1, 2004, equal 1.30% on an annual basis)



                                  1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998932            11.979835            751,289.5807
============        ====      ==========            ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.938098              3,561.3631
  01/01/2002         to       12/31/2002           10.938098             8.843411            124,407.6562
  01/01/2003         to       12/31/2003            8.843411            11.781709          1,944,440.9745
  01/01/2004         to       12/31/2004           11.781709            14.015958          2,895,079.4680
============        ====      ==========           =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.041634             7.313773            141,261.7815
  01/01/2002         to       12/31/2002            7.313773             5.209721            646,613.5515
  01/01/2003         to       12/31/2003            5.209721             6.731495          2,939,421.7723
  01/01/2004         to       12/31/2004            6.731495             7.205146          2,913,112.4155
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001         to       12/31/2001           13.963875            13.989418             76,822.8145
  01/01/2002         to       12/31/2002           13.989418            13.729566            549,399.5889
  01/01/2003         to       12/31/2003           13.729566            16.148717          3,043,791.3676
  01/01/2004         to       12/31/2004           16.148717            17.241340          2,951,732.6696
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001         to       12/31/2001           39.123031            41.425267             71,763.1393
  01/01/2002         to       12/31/2002           41.425267            33.480916            447,743.2489
  01/01/2003         to       12/31/2003           33.480916            43.205327          1,597,992.6751
  01/01/2004         to       12/31/2004           43.205327            48.039270          1,656,588.5973
============        ====      ==========           =========            =========          ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                  1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.805686             8.387714             54,695.0381
  01/01/2002         to       12/31/2002            8.387714             7.302286            483,704.5145
  01/01/2003         to       12/31/2003            7.302286             9.517689          1,369,849.4587
  01/01/2004         to       12/31/2004            9.517689            11.231988          2,488,309.3887
============        ====      ==========            ========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.993732              5,514.8131
  01/01/2002         to       12/31/2002           10.993732             9.677875            221,500.4020
  01/01/2003         to       12/31/2003            9.677875            12.053335          1,424,037.3695
  01/01/2004         to       12/31/2004           12.053335            13.610720          1,326,055.6245
============        ====      ==========           =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.855004             12,265.6895
  01/01/2002         to       12/31/2002           11.855004             8.483365            332,911.4483
  01/01/2003         to       12/31/2003            8.483365            11.628364          1,351,749.0063
  01/01/2004         to       12/31/2004           11.628364            12.216087          2,216,614.2986
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.137898             8.072222             72,909.1257
  01/01/2002         to       12/31/2002            8.072222             6.309653            326,542.9084
  01/01/2003         to       12/31/2003            6.309653             7.744019            823,530.0876
  01/01/2004         to       11/19/2004            7.744019             7.962421            930,038.0768
============        ====      ==========           =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.032441            10.162217            294,508.2021
  01/01/2002         to       12/31/2002           10.162217            10.140914            670,575.2963
  01/01/2003         to       12/31/2003           10.140914            10.053407          1,024,266.9615
  01/01/2004         to       12/31/2004           10.053407             9.986845          1,038,005.1340
============        ====      ==========           =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998932            12.842253            770,371.6137
============        ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.558733             8.473531            183,404.0859
  01/01/2002         to       12/31/2002            8.473531             6.295082          1,277,509.7466
  01/01/2003         to       12/31/2003            6.295082             7.986520          5,587,981.7744
  01/01/2004         to       12/31/2004            7.986520             8.387919          6,348,848.3146
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003                                10.442908          2,658,017.4183
  01/01/2004         to       12/31/2004           10.442908            11.236502          3,631,576.4996
============        ====      ==========           =========            =========          ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                  1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.161771            10.544458            262,930.6255
  01/01/2002         to       12/31/2002           10.544458            11.375589          1,717,758.7339
  01/01/2003         to       12/31/2003           11.375589            11.712172          4,747,365.6685
  01/01/2004         to       12/31/2004           11.712172            12.136302          4,541,906.1125
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  03/21/2001         to       12/31/2001            7.234270             6.098184             49,113.5010
  01/01/2002         to       12/31/2002            6.098184             2.965659            351,078.3241
  01/01/2003         to       12/31/2003            2.965659             4.612668          1,003,197.0985
  01/01/2004         to       12/31/2004            4.612668             4.356604          1,811,654.0810
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.099086             8.243089            122,870.7366
  01/01/2002         to       12/31/2002            8.243089             4.553397            857,020.9813
  01/01/2003         to       12/31/2003            4.553397             6.141416          3,875,360.9009
  01/01/2004         to       12/31/2004            6.141416             7.142345          3,798,386.0730
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.238014            217,902.1405
  01/01/2003         to       12/31/2003            8.238014            11.499992          2,204,028.2289
  01/01/2004         to       12/31/2004           11.499992            14.359765          2,789,605.9918
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998932            11.122514            651,276.7103
============        ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001         to       12/31/2001           10.000000            10.164523            226,062.5443
  01/01/2002         to       12/31/2002           10.164523             8.372638          1,454,877.2395
  01/01/2003         to       12/31/2003            8.372638            10.804691          4,466,753.8811
  01/01/2004         to       12/31/2004           10.804691            11.959652          7,052,746.9586
============        ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001         to       12/31/2001           10.000000            11.957073            161,189.7692
  01/01/2002         to       12/31/2002           11.957073            10.732579            912,536.4123
  01/01/2003         to       12/31/2003           10.732579            14.018909          3,128,901.9323
  01/01/2004         to       12/312004            14.018909            15.173053          3,222,798.8875
============        ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.633197            430,856.6897
  01/01/2003         to       12/31/2003            7.633197             9.771784          1,956,003.9889
  01/01/2004         to       12/31/2004            9.771784            10.507294          2,509,951.1567
============        ====      ==========           =========            =========          ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                           1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001                                                          to       12/31/2001
   01/01/2002                                                          to       12/31/2002
   01/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       13/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001                                                            10.000000            10.852281
   01/01/2002                                                            10.852281             8.300023
   01/01/2003                                                             8.300023            10.476416
   01/01/2004                                                            10.476416            11.403676
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.303038            10.693251
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.103167            10.397106
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.943271            10.113107
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.243077            10.608115
=============                                                            =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.013225            10.233375
=============                                                            =========            =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001                                                              18,910.0961
   01/01/2002                                                             374,833.1880
   01/01/2003                                                           1,586,695.1489
   01/01/2004                                                           2,766,944.4806
=============                                                           ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           2,326,694.2040
=============                                                           ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          14,344,105.0800
=============                                                          ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           1,394,500.7160
=============                                                          ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          12,239,398.8200
=============                                                          ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           4,494,540.6410
=============                                                          ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2 -  Contracts with the Compounded-Plus Death Benefit and the Additional
         Death Benefit - Earnings Preservation Benefit (total separate account product charges, applicable on and after May 1, 2003, equal 1.90% on an annual basis)



                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
    01/1/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       11/19/2004
=============                                         ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========



                                                                                                    NUMBER OF
                                                        ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                       UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                        BEGINNING OF            END OF            OUTSTANDING AT
                                                           PERIOD               PERIOD            END OF PERIOD
                                                      ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT
   05/01/2004                                             9.998438            11.931716            465,390.7868
=============                                             ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             8.683960            11.625277          1,067,394.2768
   01/01/2004                                            11.625277            13.746952          1,667,703.1943
=============                                            =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                             5.448004             6.620031          1,802,196.0562
   01/01/2004                                             6.620031             7.043338          1,923,348.2733
=============                                            =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                            14.542867            15.881558          1,711,235.4675
   01/01/2004                                            15.881558            16.854422          1,700,183.8269
=============                                            =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                            34.192095            42.490294          1,028,814.3410
   01/01/2004                                            42.490294            46.960946          1,127,359.5546
=============                                            =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             7.257269             9.360152            668,332.2299
   01/01/2004                                             9.360152            10.979856          1,371,702.0629
=============                                            =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                             9.653416            11.893317            828,392.8204
    01/1/2004                                            11.893317            13.349490            765,475.6868
=============                                            =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             8.639989            11.473990            754,676.3210
   01/01/2004                                            11.473990            11.981598          1,280,199.2526
=============                                            =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                             6.358161             7.615832            491,229.4686
   01/01/2004                                             7.615832             7.789155            628,014.4597
=============                                            =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                             9.990594             9.887065            754,276.1323
   01/01/2004                                             9.887065             9.762689            569,937.6104
=============                                            =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             9.998438            12.790697            448,931.1752
=============                                            =========            =========          ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC. (CLASS B)
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.476827             7.854290          3,492,160.9173
   01/01/2004                                                7.854290             8.199570          4,131,977.5777
=============                                                ========             ========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.401088          1,548,238.9531
   01/01/2004                                               10.401088            11.124393          2,348,867.5763
=============                                               =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.491153            11.518393          2,164,984.1662
   01/01/2004                                               11.518393            11.863917          2,064,108.2669
=============                                               =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT
   05/01/2003                                                3.270487             4.536216            786,150.0851
   01/01/2004                                                4.536216             4.258682          1,231,242.5910
=============                                               =========            =========          ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.708135             6.039673          2,197,630.1348
   01/01/2004                                                6.039673             6.981901          1,971,653.9916
=============                                               =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.429221            11.385490          1,287,783.9731
   01/01/2004                                               11.385490            14.131572          1,715,706.2330
=============                                               =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998438            11.077804            425,828.7454
=============                                               =========            =========          ==============
 METROPOLITAN SERIES FUND, INC. (CLASS B)
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.466410            10.625867          2,611,291.2113
   01/01/2004                                               10.625867            11.691186          3,771,622.5577
=============                                               =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.824616            13.787013          2,059,838.4388
   01/01/2004                                               13.787013            14.832557          2,192,766.3823
=============                                               =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.028934             9.674439          1,172,461.3599
   01/01/2004                                                9.674439            10.340233          1,645,901.3429
=============                                               =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.560748            10.337295            662,457.2601
   01/01/2004                                               10.337295            11.184770          1,062,486.9123
=============                                               =========            =========          ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                           1.90% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.299826           10.683074
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.100015           10.387206
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.940166           10.103473
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.239883           10.598018
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.010099           10.223628
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,069,672.4010
=============                                                          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          8,807,823.5290
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            586,448.2435
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          5,966,809.4160
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          2,954,333.1140
=============                                                          ==============

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B):

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

MET/AIM MID CAP CORE EQUITY PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

SUBADVISER: Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LEGG MASON VALUE EQUITY PORTFOLIOSUBADVISER: Legg Mason Capital Management, Inc.INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO

SUBADVISER: Neuberger Berman Management, Inc.

INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

RCM GLOBAL TECHNOLOGY PORTFOLIO (formerly, PIMCO PEA Innovation Portfolio)

SUBADVISER: RCM Capital Management, LLC (formerly, PEA Capital LLC)

INVESTMENT OBJECTIVE: The RCM Global Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID-CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Salomon Brothers Asset Management Inc

INVESTMENT OBJECTIVE: The Salomon Brothers U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS
In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA
The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                12000                   2000                  10000                10000
    2                                        2000                   8095                 8095
    3                                        2000                   6172                 6172
    4                 6000                   3000                   9230                 3230               6000
    5                                        3000                   6309                  261               6048
    6                                        3000                   3359                    0               3359
    7                                        3000                    386                    0                386
    8                                         389                      0                    0                  0
    9                                           0                      0                    0                  0
   10                                           0                      0                    0                  0
   11                                           0                      0                    0                  0
   12                                           0                      0                    0                  0
   13                                           0                      0                    0                  0
   14                                           0                      0                    0                  0
   15                                           0                      0                    0                  0

12-MONTH EDCA
The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                24000                   2000                  22000                22000
    2                                        2000                  20209                20209
    3                                        2000                  18401                18401
    4                                        2000                  16575                16575
    5                                        2000                  14732                14732
    6                12000                   3000                  23872                11872              12000
    7                                        3000                  21801                 8985              12096
    8                                        3000                  18262                 6070              12192
    9                                        3000                  15417                 3128              12289
   10                                        3000                  12545                  157              12387
   11                                        3000                   9645                    0               9645
   12                                        3000                   6722                    0               6722
   13                                        3000                   3776                    0               3776
   14                                        3000                    806                    0                806
   15                                         812                      0                    0                  0

APPENDIX D
GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.

(1) THE 5% ANNUAL INCREASE AMOUNT

    Determining a value upon which future income payments can be based
    ------------------------------------------------------------------

    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]





    Determining your guaranteed lifetime income stream
    --------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]





(2) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

    Determining a value upon which future income payments can be based
    ------------------------------------------------------------------

    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]

  Determining your guaranteed lifetime income stream
  --------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]





(3) PUTTING IT ALL TOGETHER

    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

[GRAPHIC APPEARS HERE]





(4) THE OPTIONAL RESET - GMIB PLUS

    Initial investment is $100,000. Assume that no withdrawals are taken. The
      5% Annual Increase Amount at the 3rd contract anniversary is $115,763 ($100,000 accumulates at the annual increase rate of 5%). Assume the account value at the 3rd contract anniversary is $135,000 due to good market performance, and you elect an Optional Reset at this time.

    The effect of the optional reset election is:

    1)    The 5% Annual Increase Amount is reset from $115,763 to $135,000.

    2) The 10-year waiting period to annuitize your contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 13th contract anniversary.

    3) The GMIB Plus rider fee is reset to the fee that MetLife Investors is charging new contract owners at that time.

    The 5% Annual Increase Amount at the 6th contract anniversary is $156,279
      ($135,000 accumulates at the annual increase rate of 5%).

    Assume the account value at the 6th contract anniversary is $180,000 due to good market performance and you elect an Optional Reset at this time.

    The effect of the optional reset election is:

    1)    The 5% Annual Increase Amount is reset from $156,279 to $180,000.

    2) The 10-year waiting period to annuitize your contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 16th contract anniversary.

    3) The GMIB Plus rider fee is reset to the fee that MetLife Investors is charging new contract owners at that time.

[GRAPHIC APPEARS HERE]




(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS AND ENHANCED GMIB PLUS


    Initial Investment is $100,000. Assume that no withdrawals are taken.
      Assume that account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

    The effect of exercising the Guaranteed Principal Option:

    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing it back up to $100,000.

    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.

    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.

[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

(6) AUTOMATIC ANNUAL STEP-UPS - ENHANCED GMIB PLUS



    Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken, and Automatic Annual Step-Ups are elected at contract issue.



    At the first contract anniversary, the Compounding Income Base is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value at the first contract anniversary is $110,000 due to good market performance. Because the account value is higher than the Compounding Income Base, an Automatic Annual Step-Up will occur.

    The effect of the Automatic Annual Step-up is:



    1)    The Compounding Income Base is increased from $105,000 to $110,000.



    2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years after the date of the increase (the 11th contract anniversary). The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



    3) The Enhanced GMIB Plus fee is reset to the fee that we would charge a new contract owner at that time.

    At the second contract anniversary, the Compounding

     Income Base is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value at the second contract anniversary is $120,000 due to good market performance. Because the account value is higher than the Compounding Income Base, an Automatic Annual Step-Up will occur.

    The effect of the Automatic Annual Step-up is:

    1)    The Compounding Income Base is increased from $115,500 to $120,000.

    2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years after the date of the increase (the 12th contract anniversary). The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

    3) The Enhanced GMIB Plus fee is reset to the fee that we would charge a new contract owner at that time.



    At the third contract anniversary, the Compounding Income Base is increased to $126,000 ($120,000 increased by 5%, compounded annually). Assume the account value at the third contract anniversary is $130,000 due to good market performance. Because the account value is higher than the Compounding Income Base, an Automatic Annual Step-Up will occur.

    The effect of the Automatic Annual Step-up is:



    1)    The Compounding Income Base is increased from $126,000 to $130,000.



    2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years after the date of the increase (the 13th contract anniversary). The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



    3) The Enhanced GMIB Plus fee is reset to the fee that we would charge a new contract owner at that time.

    At the fourth contract anniversary, the Compounding Income Base is increased to $136,500 ($130,000 increased by 5%, compounded annually). Assume the account value at the fourth contract anniversary is $140,000 due to good market performance. Because the account value is higher than the Compounding Income Base, an Automatic Annual Step-Up will occur.

    The effect of the Automatic Annual Step-up is:

    1)    The Compounding Income Base is increased from $136,500 to $140,000.

    2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years after the date of the increase (here, the 14th contract anniversary). The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

    3) The Enhanced GMIB Plus fee is reset to the fee that we would charge a new contract owner at that time.

    At the fifth contract anniversary, the Compounding Income Base is increased to $147,000 ($140,000 increased by 5%, compounded annually). Assume the account value at the fifth contract anniversary is $130,000 due to poor market performance. Because the Compounding Income Base exceeds the account balance, no Automatic Annual Step-Up will occur.

    At the seventh contract anniversary, the initial Automatic Annual Step-Up election expires.

    At the eighth contract anniversary, the Compounding Income Base is increased to $170,171 ($147,000 increased by 5% per year, compounded annually for three years). Assume the account value at the eighth contract anniversary is $180,000 due to good market performance. No further step-ups would occur unless a new election of Automatic Annual Step-Ups was made, in writing, prior to the contract anniversary.

[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Unless otherwise noted, these examples are for GWB I and Enhanced GWB.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.


A.   How Withdrawals Affect the Benefit Base

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 x 5%). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C.   How Withdrawals Affect the Annual Benefit Payment

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x

$10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E.   Putting It All Together

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]

  2.   When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]




F.   How the Optional Reset Works (may be elected prior to age 86 )

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

[GRAPHIC APPEARS HERE]




G. How the Optional Reset Works If Elected on the 3rd Contract Anniversary (may be elected prior to age 86) - ENHANCED GWB

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

[GRAPHIC APPEARS HERE]

H.   Annual Benefit Payment Continuing When Account Value Reaches Zero

Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

[GRAPHIC APPEARS HERE]



I.   Lifetime Guaranteed Withdrawal Benefit

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 591/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.

If the first withdrawal is taken after age 591/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.

     2.   When Withdrawals Do Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.

[GRAPHIC APPEARS HERE]

J.   Lifetime Guaranteed Withdrawal Benefit - 5% Compounding Amount

Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).

The Guaranteed Withdrawal Amount will increase by 5% of the previous year's Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first contract year then there would be no increase: the Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

If the first withdrawal is taken in the second contract year then the Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).

If the first withdrawal is taken in the third contract year then the Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th contract year then the Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).

[GRAPHIC APPEARS HERE]



K. Lifetime GWB - Automatic Annual Step-Ups and 5% Compounding Annual Increase (No Withdrawals)

Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first contract anniversary, provided that no withdrawals are taken, the Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, provided that no withdrawals are taken, the Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Provided that no withdrawals are taken, each year the Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the Account Value is below the Guaranteed Withdrawal Amount; however, due to the 5% increase in the Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%)

[GRAPHIC APPEARS HERE]

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                      AND

                    METLIFE INVESTORS USA INSURANCE COMPANY

                                   SERIES VA

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2006, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2006.


SAI-505USAVA

TABLE OF CONTENTS                                                         PAGE


COMPANY ......................................................       2
EXPERTS ......................................................       2
CUSTODIAN ....................................................       2
LEGAL MATTERS ................................................       2
DISTRIBUTION .................................................       2
     Reduction or Elimination of the Withdrawal Charge .......       4
CALCULATION OF PERFORMANCE INFORMATION .......................       4
     Total Return ............................................       4
     Historical Unit Values ..................................       5
     Reporting Agencies ......................................       5
ANNUITY PROVISIONS ...........................................       5
     Variable Annuity ........................................       5
     Fixed Annuity ...........................................       7
     Mortality and Expense Guarantee .........................       7
     Legal or Regulatory Restrictions on Transactions ........       7
TAX STATUS OF THE CONTRACTS ..................................       7
CONDENSED FINANCIAL INFORMATION ..............................       9
FINANCIAL STATEMENTS .........................................      40

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc ("MLIG"). We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), a listed company on the New York Stock Exchange.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



EXPERTS
The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.



CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA. 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



LEGAL MATTERS
Legal matters in connection with the organization of the Separate Account, its registration under the Investment Company Act of 1940, and the validity of the contracts upon issue have been passed on by Richard C. Pearson, General Counsel of the Company.




DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See "Other Information - Distribution of the Contracts.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:




                                                 Aggregate Amount of
                                                 Commissions Retained
                     Aggregate Amount of         by Distributor After
                     Commissions Paid to         Payments to Selling
Fiscal year              Distributor                    Firms
-------------       ---------------------       ---------------------
2003                $169,179,314                $0
2004                $183,550,302                $0
2005


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2005 ranged from $ to $. The amount of commissions paid to selected selling firms during 2005 ranged from $ to $. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2005 ranged from $ to $. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


AFS Brokerage, Inc.
Ameritas Investment Corp.
Associated Securities Corp.
Brookstreet Securities Corporation
Centaurus Financial, Inc.
CUSO Financial Sevices, L.P.
Davenport & Company
Duerr Financial
Essex National Securities, Inc.
Ferris, Baker Watts Incorporation
FFP Securities, Inc.
First Financial Planners
Futureshare Financial
Great Southern Bank
Greenpoint Financial
Guaranty Insurance Services, Inc.
Gunn Allen Financial
Harbour Investments, Inc.
H. Beck, Inc.
Huntington Bank
IFMG Securities, Inc.
Infinex Investments, Inc.
ING
Intersecurities, Inc.
Investacorp, Inc.
Investment Planners, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Jefferson Pilot
LaSalle St. Securities, L.L.C.
Legg Mason Wood Walker, Incorporated
Lincoln Investment Planning
Medallion Investment Services, Inc.
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Mutual Service Corporation
National Planning Corporation
North Island Financial
Pan-America Financial Advisors
Piper Jaffray & Company
Planning Corp. of America
PNC Investments
Prime Capital
Questar Capital
Re-Direct Securities Corp.

Scott & Stringfellow, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Sigma Financial Corporation
Standford Group
The Leaders Group
Transamerica Financial
United Planners' Financial Services of America
U.S. Bancorp Investment, Inc.
UVEST Financial Services Group, Inc.
Wallstreet Financial
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Wilbanks Securities
Workman Securities
XCU Capital Corporation, Inc.

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.



CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges, GMAB, GMIB or GWB rider charge. For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sale charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.



ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will



ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;


2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i)    the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is     the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)    the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o  You may not make a transfer from the fixed account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and


o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.



FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.



MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.



TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.


OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONDENSED FINANCIAL INFORMATION


The following chart lists the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The chart presents accumulation unit values based upon which riders you select. This chart is in addition to the charts in the prospectus.


CHART 3 - Contracts with the Standard Death Benefit (total separate account product charges, applicable to Contracts issued on and after May 1, 2003, equal 1.30% on an annual basis)



                   1.30% SEPARATE ACCOUNT PRODUCT CHARGE
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       11/19/2004
=============                                         ====      ==========



                                                                                                    NUMBER OF
                                                        ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                       UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                        BEGINNING OF            END OF            OUTSTANDING AT
                                                           PERIOD               PERIOD            END OF PERIOD
                                                      ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                             9.998932            11.979835            751,289.5807
=============                                             ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             8.765644            11.781709          1,944,440.9745
   01/01/2004                                            11.781709            14.015958          2,895,079.4680
=============                                            =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                             5.517597             6.731495          2,939,421.7723
   01/01/2004                                             6.731495             7.205146          2,913,112.4155
=============                                            =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                            14.728347            16.148717          3,043,791.3676
   01/01/2004                                            16.148717            17.241340          2,951,732.6696
=============                                            =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                            34.628561            43.205327          1,597,992.6751
   01/01/2004                                            43.205327            48.039270          1,656,588.5973
=============                                            =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             7.349917             9.517689          1,369,849.4587
   01/01/2004                                             9.517689            11.231988          2,488,309.3887
=============                                            =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                             9.744194            12.053335          1,424,037.3695
   01/01/2004                                            12.053335            13.610720          1,326,055.6245
=============                                            =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             8.721271            11.628364          1,351,749.0063
   01/01/2004                                            11.628364            12.216087          2,216,614.2986
=============                                            =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                             6.439341             7.744019            823,530.0876
   01/01/2004                                             7.744019             7.962421            930,038.0768
=============                                            =========            =========          ==============

                     1.30% SEPARATE ACCOUNT PRODUCT CHARGE
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                               10.118010            10.053407          1,024,266.9615
   01/01/2004                                               10.053407             9.986845          1,038,005.1340
=============                                               =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                                9.998932            12.842253            770,371.6137
=============                                               =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.559555             7.986520          5,587,981.7744
   01/01/2004                                                7.986520             8.387919          6,348,848.3146
=============                                               =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.442908          2,658,017.4183
   01/01/2004                                               10.442908            11.236502          3,631,576.4996
=============                                               =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.637690            11.712172          4,747,365.6685
   01/01/2004                                               11.712172            12.136302          4,541,906.1125
=============                                               =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.312333             4.612668          1,003,197.0985
   01/01/2004                                                4.612668             4.356604          1,811,654.0810
=============                                               =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.768320             6.141416          3,875,360.9009
   01/01/2004                                                6.141416             7.142345          3,798,386.0730
=============                                               =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.479993            11.499992          2,204,028.2289
   01/01/2004                                               11.499992            14.359765          2,789,605.9918
=============                                               =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998932            11.122514            651,276.7103
=============                                               =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.574491            10.804691          4,466,753.8811
   01/01/2004                                               10.804691            11.959652          7,052,746.9586
=============                                               =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.962708            14.018909          3,128,901.9323
   01/01/2004                                               14.018909            15.173053          3,222,798.8875
=============                                               =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.077325             9.771784          1,956,003.9889
   01/01/2004                                                9.771784            10.507294          2,509,951.1567
=============                                               =========            =========          ==============

                           1.30% SEPARATE ACCOUNT PRODUCT CHARGE
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                             8.641292           10.476416
   01/01/2004                                                            10.476416           11.403676
=============                                                            =========           =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.303038           10.693251
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.103167           10.397106
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.943271           10.113107
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.243077           10.608115
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.013225           10.233375
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                           1,586,695.1489
   01/01/2004                                                           2,766,944.4806
=============                                                           ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           2,326,694.2040
=============                                                           ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          14,344,105.0800
=============                                                          ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           1,394,500.7160
=============                                                          ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          12,239,398.8200
=============                                                          ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           4,494,540.6410
=============                                                          ===============

CHART 4 -  Contracts issued prior to May 1, 2003 with the Annual Step-Up Death
         Benefit (total separate account product charges equal 1.40% on an annual basis)



                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998849            11.971801            110,975.8591
============        ====      ==========            ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.935611              1,661.5408
  01/01/2002         to       12/31/2002           10.935611             8.832552             61,767.4607
  01/01/2003         to       12/31/2003            8.832552            11.755482            567,930.7746
  01/01/2004         to       12/31/2004           11.755482            13.970748            468,461.1555
============        ====      ==========           =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.041634             7.308054             63,660.6570
  01/01/2002         to       12/31/2002            7.308054             5.200438            480,837.8708
  01/01/2003         to       12/31/2003            5.200438             6.712800          1,065,070.4451
  01/01/2004         to       12/31/2004            6.712800             7.177933            584,753.1445
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001         to       12/31/2001           13.963875            13.978494             39,278.6617
  01/01/2002         to       12/31/2002           13.978494            13.705136            392,181.6024
  01/01/2003         to       12/31/2003           13.705136            16.103871          1,080,974.2815
  01/01/2004         to       12/31/2004           16.103871            17.176230            648,290.9241
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001         to       12/31/2001           39.123031            41.392944             52,407.8859
  01/01/2002         to       12/31/2002           41.392944            33.421284            328,461.3149
  01/01/2003         to       12/31/2003           33.421284            43.085314            640,274.4970
  01/01/2004         to       12/31/2004           43.085314            47.857828            443,894.2034
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.805686             8.381159             44,261.7817
  01/01/2002         to       12/31/2002            8.381159             7.289280            389,172.3820
  01/01/2003         to       12/31/2003            7.289280             9.491245            617,615.6489
  01/01/2004         to       12/31/2004            9.491245            11.189560            583,677.1368
============        ====      ==========           =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.991234              1,316.0853
  01/01/2002         to       12/31/2002           10.991234             9.665975            118,900.4673
  01/01/2003         to       12/31/2003            9.665975            12.026501            471,795.8061
  01/01/2004         to       12/31/2004           12.026501            13.566810            293,841.0626
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.852311              2,727.5377
  01/01/2002         to       12/31/2002           11.852311             8.472945            286,442.6237
  01/01/2003         to       12/31/2003            8.472945            11.602508            528,487.2938
  01/01/2004         to       12/31/2004           11.602508            12.176705            514,266.4566
============        ====      ==========           =========            =========            ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.137898             8.065922             67,207.7510
  01/01/2002         to       12/31/2002            8.065922             6.298411            258,067.3964
  01/01/2003         to       12/31/2003            6.298411             7.722500            404,829.4974
  01/01/2004         to       11/19/2004            7.722500             7.933271            320,106.1403
============        ====      ==========           =========            =========            ============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.032409            10.154282             31,639.8915
  01/01/2002         to       12/31/2002           10.154282            10.122875            330,699.3768
  01/01/2003         to       12/31/2003           10.122875            10.025490            352,116.6137
  01/01/2004         to       12/31/2004           10.025490             9.949131            379,421.0528
============        ====      ==========           =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998849            12.833645            137,236.5826
============        ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.558733             8.466912            187,903.3752
  01/01/2002         to       12/31/2002            8.466912             6.283863          1,098,407.9222
  01/01/2003         to       12/31/2003            6.283863             7.964318          2,288,717.7022
  01/01/2004         to       12/31/2004            7.964318             8.356218          1,898,933.5377
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.435925            878,270.9261
  01/01/2004         to       12/31/2004           10.435925            11.217736            591,684.1184
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.161771            10.536235             95,690.8088
  01/01/2002         to       12/31/2002           10.536235            11.355362          1,063,324.6531
  01/01/2003         to       12/31/2003           11.355362            11.679662          1,746,944.8377
  01/01/2004         to       12/31/2004           11.679662            12.090485          1,158,533.2891
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  03/21/2001         to       12/31/2001            7.234270             6.093409             44,185.6889
  01/01/2002         to       12/31/2002            6.093409             2.960358            183,010.6801
  01/01/2003         to       12/31/2003            2.960358             4.599830            387,204.2476
  01/01/2004         to       12/31/2004            4.599830             4.340121            374,902.9132
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.099086             8.236645             85,522.8017
  01/01/2002         to       12/31/2002            8.236645             4.545270            630,000.4208
  01/01/2003         to       12/31/2003            4.545270             6.124338          1,412,198.5584
  01/01/2004         to       12/31/2004            6.124338             7.115346            782,937.5564
============        ====      ==========            ========             ========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.232502            186,055.8904
  01/01/2003         to       12/31/2003            8.232502            11.480838            737,651.3214
  01/01/2004         to       12/31/2004           11.480838            14.321488            525,778.8905
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998849            11.115049             97,649.7026
============        ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001         to       12/31/2001           10.000000            10.156586            188,512.1789
  01/01/2002         to       12/31/2002           10.156586             8.357717          1,029,327.1623
  01/01/2003         to       12/31/2003            8.357717            10.774657          1,780,472.6958
  01/01/2004         to       12/31/2004           10.774657            11.914458          1,643,359.7116
============        ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001         to       12/31/2001           10.000000            11.947753            100,591.8095
  01/01/2002         to       12/31/2002           11.947753            10.713489            654,589.4979
  01/01/2003         to       12/31/2003           10.713489            13.979999          1,248,378.3443
  01/01/2004         to       12/31/2004           13.979999            15.115774            861,229.6083
============        ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.628086            309,963.6215
  01/01/2003         to       12/31/2003            7.628086             9.755498            633,772.9831
  01/01/2004         to       12/31/2004            9.755498            10.479270            484,756.6882
============        ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.849814              4,338.9645
  01/01/2002         to       12/31/2002           10.849814             8.289818            419,964.7101
  01/01/2003         to       12/31/2003            8.289818            10.453078            866,010.5131
  01/01/2004         to       12/31/2004           10.453078            11.366871            774,439.1885
============        ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.302502            10.691554            423,653.0455
============        ====      ==========           =========            =========          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.102642            10.395455          2,131,841.0010
============        ====      ==========           =========            =========          ==============

              1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                           NUMBER OF
                                               ACCUMULATION         ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT             UNITS
                                               BEGINNING OF            END OF            OUTSTANDING AT
                                                  PERIOD               PERIOD            END OF PERIOD
                                             ---------------      ---------------      -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.942753           10.111501             251,883.7423
=============                                    ========           =========             ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.242545           10.606431           1,612,727.0590
=============                                   =========           =========           ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.012704           10.231750           1,118,951.6810
=============                                   =========           =========           ==============

CHART 5 -  Contracts issued on and after May 1, 2003, with the Annual Step-Up
         Death Benefit (total separate account product charges equal 1.50% on an annual basis)



                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       11/19/2004
=============                                         ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========



                                                                                                    NUMBER OF
                                                        ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                       UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                        BEGINNING OF            END OF            OUTSTANDING AT
                                                           PERIOD               PERIOD            END OF PERIOD
                                                      ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                             9.998767            11.963775            385,752.4248
=============                                             ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             8.751972            11.747643            756,819.7494
   01/01/2004                                            11.747643            13.947450          1,351,551.7323
=============                                            =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                             5.505944             6.708323          1,029,156.0732
   01/01/2004                                             6.708323             7.165960          1,409,714.5048
=============                                            =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                            14.697264            16.093112            923,928.1901
   01/01/2004                                            16.093112            17.147561          1,131,596.6690
=============                                            =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                            34.555426            43.056580            525,677.3736
   01/01/2004                                            43.056580            47.778007            722,605.9075
=============                                            =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             7.334391             9.484912            341,186.9079
   01/01/2004                                             9.484912            11.170897            931,002.4173
=============                                            =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                             9.728989            12.018475            480,095.4897
   01/01/2004                                            12.018475            13.544176            472,333.6992
=============                                            =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             8.707674            11.594771            508,558.9718
   01/01/2004                                            11.594771            12.156391          1,007,144.4117
=============                                            =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                             6.425734             7.717350            184,539.7269
   01/01/2004                                             7.717350             7.920970            303,419.9832
=============                                            =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                            10.096666            10.018792            199,522.4947
   01/01/2004                                            10.018792             9.932521            321,584.5729
=============                                            =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             9.998767            12.825046            341,279.4008
=============                                            =========            =========          ==============

                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.545686             7.959003          1,870,642.0503
   01/01/2004                                                7.959003             8.342276          2,688,780.5124
=============                                                ========             ========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.428951            979,191.3103
   01/01/2004                                               10.428951            11.199010          1,664,254.2638
=============                                               =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.613154            11.671860            984,214.9295
   01/01/2004                                               11.671860            12.070302          1,124,179.3780
=============                                               =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.305316             4.596762            376,764.9283
   01/01/2004                                                4.596762             4.332878            944,721.5371
=============                                               =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.758231             6.120250          1,265,528.1007
   01/01/2004                                                6.120250             7.103474          1,418,696.1502
=============                                               =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.471513            11.473181            822,102.8845
   01/01/2004                                               11.473181            14.297607          1,262,122.0154
=============                                               =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998767            11.107592            304,226.4600
=============                                               =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.556367            10.767472          1,337,704.9715
   01/01/2004                                               10.767472            11.894586          2,810,933.8280
=============                                               =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.939577            13.970674            998,905.5531
   01/01/2004                                               13.970674            15.090555          1,258,947.6906
=============                                               =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.069248             9.748996            790,492.1098
   01/01/2004                                                9.748996            10.461794          1,210,962.0864
=============                                               =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.627802            10.446114            527,967.2267
   01/01/2004                                               10.446114            11.347920            906,649.8217
=============                                               =========            =========          ==============

                           1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.301967           10.689858
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.102117           10.393805
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.942236           10.109895
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.242012           10.604748
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.012183           10.230125
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,667,502.9330
=============                                                          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          6,546,978.7990
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            309,388.4846
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          5,614,494.9200
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,561,629.5600
=============                                                          ==============

CHART 6 - Contracts with the Standard Death Benefit - Principal Protection and the Additional Death Benefit-Earnings Preservation Benefit (total separate account product charges equal 1.55% on an annual basis)



                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998726            11.959762          1,102,347.7665
============        ====      ==========            ========            =========          ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.931888              4,037.2252
  01/01/2002         to       12/31/2002           10.931888             8.816298            276,216.8987
  01/01/2003         to       12/31/2003            8.816298            11.716282          2,862,323.8722
  01/01/2004         to       12/31/2004           11.716282            13.903248          3,433,073.0381
============        ====      ==========           =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.041634             7.299489            375,946.0256
  01/01/2002         to       12/31/2002            7.299489             5.186539          1,550,682.3521
  01/01/2003         to       12/31/2003            5.186539             6.684840          4,963,173.8274
  01/01/2004         to       12/31/2004            6.684840             7.137295          4,250,790.1304
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001         to       12/31/2001           13.963875            13.962133            337,551.0448
  01/01/2002         to       12/31/2002           13.962133            13.668578          2,112,043.8536
  01/01/2003         to       12/31/2003           13.668578            16.036858          6,432,602.9652
  01/01/2004         to       12/31/2004           16.036858            17.079057          5,049,160.4140
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001         to       12/31/2001           39.123031            41.344503            194,262.4069
  01/01/2002         to       12/31/2002           41.344503            33.332049          1,007,684.6491
  01/01/2003         to       12/31/2003           33.332049            42.905952          2,717,972.9723
  01/01/2004         to       12/31/2004           42.905952            47.587002          2,478,937.4046
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.805686             8.371336            253,462.5773
  01/01/2002         to       12/31/2002            8.371336             7.269814          1,423,606.5757
  01/01/2003         to       12/31/2003            7.269814             9.451731          2,681,802.5049
  01/01/2004         to       12/31/2004            9.451731            11.126240          3,948,676.3779
============        ====      ==========           =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.987487             20,124.3000
  01/01/2002         to       12/31/2002           10.987487             9.648180            538,310.0754
  01/01/2003         to       12/31/2003            9.648180            11.986389          2,255,146.6683
  01/01/2004         to       12/31/2004           11.986389            13.501246          1,793,295.2164
============        ====      ==========           =========            =========          ==============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.848284              28,117.1670
  01/01/2002         to       12/31/2002           11.848284             8.457339             885,410.3746
  01/01/2003         to       12/31/2003            8.457339            11.563798           2,268,579.5739
  01/01/2004         to       12/31/2004           11.563798            12.117839           3,030,400.5294
============        ====      ==========           =========            =========           ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.137898             8.056476             266,878.5685
  01/01/2002         to       12/31/2002            8.056476             6.281590             901,094.8229
  01/01/2003         to       12/31/2003            6.281590             7.690349           1,817,499.2312
  01/01/2004         to       11/19/2004            7.690349             7.889764           2,035,854.2346
============        ====      ==========           =========            =========           ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.032441            10.142394             431,445.5300
  01/01/2002         to       12/31/2002           10.142394            10.095861           2,283,173.6792
  01/01/2003         to       12/31/2003           10.095861             9.983746           2,948,898.2150
  01/01/2004         to       12/31/2004            9.983746             9.892815           2,479,422.6610
============        ====      ==========           =========            =========           ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998726            12.820747           1,285,526.3249
============        ====      ==========           =========            =========           ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.558733             8.456989             612,798.0288
  01/01/2002         to       12/31/2002            8.456989             6.267067           3,252,130.4928
  01/01/2003         to       12/31/2003            6.267067             7.931148           9,406,939.8845
  01/01/2004         to       12/31/2004            7.931148             8.308913          10,385,882.8179
============        ====      ==========           =========            =========          ===============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.425465           4,619,316.3976
  01/01/2004         to       12/31/2004           10.425465            11.189656           5,890,782.1348
============        ====      ==========           =========            =========          ===============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.161771            10.523893             594,267.2482
  01/01/2002         to       12/31/2002           10.523893            11.325063           4,438,758.8429
  01/01/2003         to       12/31/2003           11.325063            11.631034           8,254,960.4589
  01/01/2004         to       12/31/2004           11.631034            12.022053           7,156,721.7548
============        ====      ==========           =========            =========          ===============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  03/21/2001         to       12/31/2001            7.234270             6.086250             213,915.6068
  01/01/2002         to       12/31/2002            6.086250             2.952425             883,327.5873
  01/01/2003         to       12/31/2003            2.952425             4.580635           1,633,943.3731
  01/01/2004         to       12/31/2004            4.580635             4.315511           2,454,413.2550
============        ====      ==========           =========            =========          ===============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.099086             8.226988             413,454.3044
  01/01/2002         to       12/31/2002            8.226988             4.533110           1,942,616.5055
  01/01/2003         to       12/31/2003            4.533110             6.098811           6,058,122.8378
  01/01/2004         to       12/31/2004            6.098811             7.075043           5,077,616.0133
============        ====      ==========            ========             ========           ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.224231             574,173.6446
  01/01/2003         to       12/31/2003            8.224231            11.452136           3,289,763.0104
  01/01/2004         to       12/31/2004           11.452136            14.264232           3,613,703.7635
============        ====      ==========           =========            =========           ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998726            11.103863             807,745.9515
============        ====      ==========           =========            =========           ==============
 METROPOLITAN SERIES FUND, INC
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001         to       12/31/2001           10.000000            10.144691             642,550.3776
  01/01/2002         to       12/31/2002           10.144691             8.335400           3,375,423.5555
  01/01/2003         to       12/31/2003            8.335400            10.729806           7,298,409.0367
  01/01/2004         to       12/31/2004           10.729806            11.847038           8,923,006.6889
============        ====      ==========           =========            =========           ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001         to       12/31/2001           10.000000            11.933782             485,066.9543
  01/01/2002         to       12/31/2002           11.933782            10.684902           2,278,921.2261
  01/01/2003         to       12/31/2003           10.684902            13.921813           5,568,162.6649
  01/01/2004         to       12/31/2004           13.921813            15.030239           4,728,111.6992
============        ====      ==========           =========            =========           ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.620419           1,050,939.2922
  01/01/2003         to       12/31/2003            7.620419             9.731099           3,449,109.3346
  01/01/2004         to       12/31/2004            9.731099            10.437354           3,838,975.7645
============        ====      ==========           =========            =========           ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.846117              60,513.3225
  01/01/2002         to       12/31/2002           10.846117             8.274548             974,270.3069
  01/01/2003         to       12/31/2003            8.274548            10.418203           2,321,792.9079
  01/01/2004         to       12/31/2004           10.418203            11.311929           3,866,252.2493
============        ====      ==========           =========            =========           ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.301699            10.689009           2,649,613.2340
============        ====      ==========           =========            =========           ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.101854            10.392980          19,253,700.8800
============        ====      ==========           =========            =========          ===============

              1.55% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                           NUMBER OF
                                               ACCUMULATION         ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT             UNITS
                                               BEGINNING OF            END OF            OUTSTANDING AT
                                                  PERIOD               PERIOD            END OF PERIOD
                                             ---------------      ---------------      -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.941977           10.109092            2,013,349.9680
=============                                    ========           =========            ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.241746           10.603907           15,209,446.5400
=============                                   =========           =========           ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.011923           10.229313            6,153,817.0840
=============                                   =========           =========           ===============

CHART 7 -  Contracts issued on and after May 1, 2003, with the Standard Death
         Benefit - Principal Protection and the Additional Death Benefit - Earnings Preservation - Benefit (total separate account product charges, equal 1.55% on an annual basis)



                   1.55% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       11/19/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                     NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD            END OF PERIOD
                                                       ---------------      ---------------      ----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998726            11.959762         1,102,347.7665
=============                                              ========            =========         ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.731522            11.716282         2,862,323.8722
   01/01/2004                                             11.716282            13.903248         3,433,073.0381
=============                                             =========            =========         ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.488500             6.684840         4,963,173.8274
   01/01/2004                                              6.684840             7.137295         4,250,790.1304
=============                                             =========            =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.650777            16.036858         6,432,602.9652
   01/01/2004                                             16.036858            17.079057         5,049,160.4140
=============                                             =========            =========         ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.446031            42.905952         2,717,972.9723
   01/01/2004                                             42.905952            47.587002         2,478,937.4046
=============                                             =========            =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.311169             9.451731         2,681,802.5049
   01/01/2004                                              9.451731            11.126240         3,948,676.3779
=============                                             =========            =========         ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.706254            11.986389         2,255,146.6683
   01/01/2004                                             11.986389            13.501246         1,793,295.2164
=============                                             =========            =========         ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.687314            11.563798         2,268,579.5739
   01/01/2004                                             11.563798            12.117839         3,030,400.5294
=============                                             =========            =========         ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                              6.405390             7.690349         1,817,499.2312
   01/01/2004                                              7.690349             7.889764         2,035,854.2346
=============                                             =========            =========         ==============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                             10.064715             9.983746         2,948,898.2150
   01/01/2004                                              9.983746             9.892815         2,479,422.6610
=============                                             =========            =========         ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                              9.998726            12.820747         1,285,526.3249
=============                                             =========            =========         ==============

                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.524949             7.931148           9,406,939.8845
   01/01/2004                                                7.931148             8.308913          10,385,882.8179
=============                                                ========             ========          ===============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.425465           4,619,316.3976
   01/01/2004                                               10.425465            11.189656           5,890,782.1348
=============                                               =========            =========          ===============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.576403            11.631034           8,254,960.4589
   01/01/2004                                               11.631034            12.022053           7,156,721.7548
=============                                               =========            =========          ===============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.294819             4.580635           1,633,943.3731
   01/01/2004                                                4.580635             4.315511           2,454,413.2550
=============                                               =========            =========          ===============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.743147             6.098811           6,058,122.8378
   01/01/2004                                                6.098811             7.075043           5,077,616.0133
=============                                               =========            =========          ===============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.458795            11.452136           3,289,763.0104
   01/01/2004                                               11.452136            14.264232           3,613,703.7635
=============                                               =========            =========          ===============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998726            11.103863             807,745.9515
=============                                               =========            =========          ===============
 METROPOLITAN SERIES FUND, INC
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.529282            10.729806           7,298,409.0367
   01/01/2004                                               10.729806            11.847038           8,923,006.6889
=============                                               =========            =========          ===============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.904957            13.921813           5,568,162.6649
   01/01/2004                                               13.921813            15.030239           4,728,111.6992
=============                                               =========            =========          ===============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.057126             9.731099           3,449,109.3346
   01/01/2004                                                9.731099            10.437354           3,838,975.7645
=============                                               =========            =========          ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.607628            10.418203           2,321,792.9079
   01/01/2004                                               10.418203            11.311929           3,866,252.2493
=============                                               =========            =========          ===============

                           1.55% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.301699           10.689009
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.101854           10.392980
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.941977           10.109092
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.241746           10.603907
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.011923           10.229313
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           2,649,613.2340
=============                                                           ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          19,253,700.8800
=============                                                          ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           2,013,349.9680
=============                                                          ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          15,209,446.5400
=============                                                          ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           6,153,817.0840
=============                                                          ===============

CHART 8 -  Contracts issued prior to May 1, 2003, with the Annual Step-Up Death
         Benefit and Additional Earnings Preservation Benefit (total separate account product charges equal 1.65% on an annual basis)



                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998644            11.951741            477,074.9357
============        ====      ==========            ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.929396              1,596.2444
  01/01/2002         to       12/31/2002           10.929396             8.805453            200,259.1478
  01/01/2003         to       12/31/2003            8.805453            11.690181          1,800,857.3596
  01/01/2004         to       12/31/2004           11.690181            13.858377          1,893,872.6921
============        ====      ==========           =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.041634             7.293775            200,665.6505
  01/01/2002         to       12/31/2002            7.293775             5.177286          1,182,455.2685
  01/01/2003         to       12/31/2003            5.177286             6.666256          3,040,597.8790
  01/01/2004         to       12/31/2004            6.666256             7.110320          2,240,054.2473
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001         to       12/31/2001           13.963875            13.951241             98,860.4297
  01/01/2002         to       12/31/2002           13.951241            13.644245          1,433,749.7065
  01/01/2003         to       12/31/2003           13.644245            15.992320          3,417,720.2748
  01/01/2004         to       12/31/2004           15.992320            17.014558          2,491,874.8192
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH & INCOME SUB-ACCOUNT
  03/21/2001         to       12/31/2001           39.123031            41.312239            154,864.3979
  01/01/2002         to       12/31/2002           41.312239            33.272684            866,333.4857
  01/01/2003         to       12/31/2003           33.272684            42.786777          1,850,654.0769
  01/01/2004         to       12/31/2004           42.786777            47.407274          1,488,211.5584
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.805686             8.364799            129,003.6811
  01/01/2002         to       12/31/2002            8.364799             7.256874          1,070,822.3007
  01/01/2003         to       12/31/2003            7.256874             9.425479          1,546,831.2953
  01/01/2004         to       12/31/2004            9.425479            11.084222          1,973,434.6670
============        ====      ==========           =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.984994             21,430.4004
  01/01/2002         to       12/31/2002           10.984994             9.636340            372,265.9861
  01/01/2003         to       12/31/2003            9.636340            11.959724          1,390,805.3998
  01/01/2004         to       12/31/2004           11.959724            13.457712          1,044,402.9697
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.845599             40,372.3824
  01/01/2002         to       12/31/2002           11.845599             8.446962            722,370.5304
  01/01/2003         to       12/31/2003            8.446962            11.538078          1,482,751.0855
  01/01/2004         to       12/31/2004           11.538078            12.078766          1,685,925.2184
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.137898             8.050186            207,533.2474
  01/01/2002         to       12/31/2002            8.050186             6.270402            799,574.2621
  01/01/2003         to       12/31/2003            6.270402             7.668982          1,192,672.1819
  01/01/2004         to       11/19/2004            7.668982             7.860884          1,063,826.7849
============        ====      ==========           =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.032441            10.134478            219,948.2744
  01/01/2002         to       12/31/2002           10.134478            10.077903          1,572,815.7956
  01/01/2003         to       12/31/2003           10.077903             9.956033          1,516,693.5265
  01/01/2004         to       12/31/2004            9.956033             9.855466          1,344,613.7000
============        ====      ==========           =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998644            12.812153            568,357.1101
============        ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.558733             8.450379            360,423.9784
  01/01/2002         to       12/31/2002            8.450379             6.255898          2,701,558.8170
  01/01/2003         to       12/31/2003            6.255898             7.909106          6,125,313.9186
  01/01/2004         to       12/31/2004            7.909106             8.277517          5,627,959.2383
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.418489          2,657,135.0362
  01/01/2004         to       12/31/2004           10.418489            11.170963          2,588,620.0762
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.161771            10.515687            355,008.2887
  01/01/2002         to       12/31/2002           10.515687            11.304919          3,428,408.9805
  01/01/2003         to       12/31/2003           11.304919            11.598744          4,916,658.1773
  01/01/2004         to       12/31/2004           11.598744            11.976661          3,713,382.2728
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  03/21/2001         to       12/31/2001            7.234270             6.081488             99,431.4277
  01/01/2002         to       12/31/2002            6.081488             2.947164            447,788.5981
  01/01/2003         to       12/31/2003            2.947164             4.567923          1,190,199.1530
  01/01/2004         to       12/31/2004            4.567923             4.299219          1,375,292.1160
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.099086             8.220557            269,557.5629
  01/01/2002         to       12/31/2002            8.220557             4.525032          1,726,869.5986
  01/01/2003         to       12/31/2003            4.525032             6.081870          4,006,200.0912
  01/01/2004         to       12/31/2004            6.081870             7.048322          2,765,448.7425
============        ====      ==========            ========             ========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.218733            605,519.3266
  01/01/2003         to       12/31/2003            8.218733            11.433062          2,150,386.2473
  01/01/2004         to       12/31/2004           11.433062            14.226210          2,040,391.3429
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998644            11.096411            440,580.9814
============        ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001         to       12/31/2001           10.000000            10.136771            411,598.0340
  01/01/2002         to       12/31/2002           10.136771             8.320551          2,576,279.4317
  01/01/2003         to       12/31/2003            8.320551            10.699997          4,532,908.6121
  01/01/2004         to       12/31/2004           10.699997            11.802287          4,850,017.5631
============        ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001         to       12/31/2001           10.000000            11.924478            285,336.2915
  01/01/2002         to       12/31/2002           11.924478            10.665887          1,968,096.2417
  01/01/2003         to       12/31/2003           10.665887            13.883167          3,688,778.9808
  01/01/2004         to       12/31/2004           13.883167            14.973492          2,836,827.6471
============        ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.615315          1,073,693.6827
  01/01/2003         to       12/31/2003            7.615315             9.714878          2,017,856.2237
  01/01/2004         to       12/31/2004            9.714878            10.409513          1,755,936.0453
============        ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.843650             18,876.8867
  01/01/2002         to       12/31/2002           10.843650             8.264381            872,377.2426
  01/01/2003         to       12/31/2003            8.264381            10.395014          1,538,007.3438
  01/01/2004         to       12/31/2004           10.395014            11.275442          1,808,666.3091
============        ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.301164            10.687313          2,304,564.3300
============        ====      ==========           =========            =========          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.101328            10.391330          9,244,968.6310
============        ====      ==========           =========            =========          ==============

              1.65% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                           NUMBER OF
                                               ACCUMULATION         ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT             UNITS
                                               BEGINNING OF            END OF            OUTSTANDING AT
                                                  PERIOD               PERIOD            END OF PERIOD
                                             ---------------      ---------------      -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.941459           10.107486             544,182.6754
=============                                    ========           =========             ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.241214           10.602224           7,443,048.7610
=============                                   =========           =========           ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.011402           10.227688           2,738,870.9120
=============                                   =========           =========           ==============

CHART 9 -  Contracts issued on and after May 1, 2003, with the Compound-Plus
         Death Benefit (total separate account product charges, equal 1.65% on an annual basis)



                   1.65% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       11/19/2004
=============                                         ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========



                                                                                                    NUMBER OF
                                                        ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                       UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                        BEGINNING OF            END OF            OUTSTANDING AT
                                                           PERIOD               PERIOD            END OF PERIOD
                                                      ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                             9.998644            11.951741            477,074.9357
=============                                             ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             8.717888            11.690181          1,800,857.3596
   01/01/2004                                            11.690181            13.858377          1,893,872.6921
=============                                            =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                             5.476897             6.666256          3,040,597.8790
   01/01/2004                                             6.666256             7.110320          2,240,054.2473
=============                                            =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                            14.619851            15.992320          3,417,720.2748
   01/01/2004                                            15.992320            17.014558          2,491,874.8192
=============                                            =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                            34.373285            42.786777          1,850,654.0769
   01/01/2004                                            42.786777            47.407274          1,488,211.5584
=============                                            =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             7.295738             9.425479          1,546,831.2953
   01/01/2004                                             9.425479            11.084222          1,973,434.6670
=============                                            =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                             9.691127            11.959724          1,390,805.3998
   01/01/2004                                            11.959724            13.457712          1,044,402.9697
=============                                            =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             8.673777            11.538078          1,482,751.0855
   01/01/2004                                            11.538078            12.078766          1,685,925.2184
=============                                            =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                             6.391861             7.668982          1,192,672.1819
   01/01/2004                                             7.668982             7.860884          1,063,826.7849
=============                                            =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                            10.043485             9.956033          1,516,693.5265
   01/01/2004                                             9.956033             9.855466          1,344,613.7000
=============                                            =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             9.998644            12.812153            568,357.1101
=============                                            =========            =========          ==============

                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.511163             7.909106          6,125,313.9186
   01/01/2004                                                7.909106             8.277517          5,627,959.2383
=============                                                ========             ========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.418489          2,657,135.0362
   01/01/2004                                               10.418489            11.170963          2,588,620.0762
=============                                               =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.551987            11.598744          4,916,658.1773
   01/01/2004                                               11.598744            11.976661          3,713,382.2728
=============                                               =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.287861             4.567923          1,190,199.1530
   01/01/2004                                                4.567923             4.299219          1,375,292.1160
=============                                               =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.733129             6.081870          4,006,200.0912
   01/01/2004                                                6.081870             7.048322          2,765,448.7425
=============                                               =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.450339            11.433062          2,150,386.2473
   01/01/2004                                               11.433062            14.226210          2,040,391.3429
=============                                               =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998644            11.096411            440,580.9814
=============                                               =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.511268            10.699997          4,532,908.6121
   01/01/2004                                               10.699997            11.802287          4,850,017.5631
=============                                               =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.881938            13.883167          3,688,778.9808
   01/01/2004                                               13.883167            14.973492          2,836,827.6471
=============                                               =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.049062             9.714878          2,017,856.2237
   01/01/2004                                                9.714878            10.409513          1,755,936.0453
=============                                               =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.594198            10.395014          1,538,007.3438
   01/01/2004                                               10.395014            11.275442          1,808,666.3091
=============                                               =========            =========          ==============

                           1.65% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.301164           10.687313
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.101328           10.391330
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.941459           10.107486
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.241214           10.602224
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.011402           10.227688
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          2,304,564.3300
=============                                                          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          9,244,968.6310
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            544,182.6754
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          7,443,048.7610
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          2,738,870.9120
=============                                                          ==============

CHART 10 -  Contracts issued on and after May 1, 2003, with the Annual Step-Up
          Death Benefit and the Additional Death Benefit-Earnings Preservation Benefit (total separate account product charges equal 1.75% on an annual basis)



                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       11/19/2004
=============                                         ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                          to       12/31/2003
   01/01/2004                                          to       12/31/2004
=============                                         ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                          to       12/31/2004
=============                                         ====      ==========



                                                                                                    NUMBER OF
                                                        ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                       UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                        BEGINNING OF            END OF            OUTSTANDING AT
                                                           PERIOD               PERIOD            END OF PERIOD
                                                      ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                             9.998562            11.943726            765,505.5042
=============                                             ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             8.704299            11.664171          1,582,080.9990
   01/01/2004                                            11.664171            13.813691          2,499,190.8720
=============                                            =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                             5.472328             6.656250          2,189,655.8426
   01/01/2004                                             6.656250             7.092530          2,634,521.3969
=============                                            =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                            14.607628            15.968273          2,217,899.1634
   01/01/2004                                            15.968273            16.971948          2,305,656.3497
=============                                            =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                            34.344447            42.722358          1,078,327.5527
   01/01/2004                                            42.722358            47.288467          1,278,395.0330
=============                                            =========            =========          ==============
 MFS (Reg. TM)RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                             7.289616             9.411295            782,001.8856
   01/01/2004                                             9.411295            11.056455          1,884,428.7072
=============                                            =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                             9.676034            11.933125            969,677.0465
   01/01/2004                                            11.933125            13.414325            939,494.6966
=============                                            =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             8.660245            11.512395          1,016,218.6566
   01/01/2004                                            11.512395            12.039797          1,852,928.5555
=============                                            =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                             6.386488             7.657424            517,765.8984
   01/01/2004                                             7.657424             7.842093            672,573.1924
=============                                            =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                            10.035084             9.941055            762,469.3722
   01/01/2004                                             9.941055             9.830775            705,063.1521
=============                                            =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             9.998562            12.803566            715,423.2729
=============                                            =========            =========          ==============

                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.505698             7.897196          4,020,523.3423
   01/01/2004                                                7.897196             8.256769          4,933,536.0487
=============                                                ========             ========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.411529          2,159,263.8369
   01/01/2004                                               10.411529            11.152314          3,469,965.1450
=============                                               =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.542328            11.581293          2,576,587.2669
   01/01/2004                                               11.581293            11.946656          2,682,203.9735
=============                                               =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.285104             4.561046            751,484.2936
   01/01/2004                                                4.561046             4.288441          1,387,165.3470
=============                                               =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.729155             6.072712          2,709,467.8857
   01/01/2004                                                6.072712             7.030656          2,304,586.4158
=============                                               =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.441884            11.414006          1,753,064.5796
   01/01/2004                                               11.414006            14.188273          2,329,772.3620
=============                                               =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998562            11.088963            607,504.4692
=============                                               =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.504143            10.683910          2,758,052.1367
   01/01/2004                                               10.683910            11.772734          4,984,547.1735
=============                                               =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.872809            13.862260          2,071,231.0065
   01/01/2004                                               13.862260            14.935957          2,326,417.7204
=============                                               =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.040998             9.698673          1,534,395.9590
   01/01/2004                                                9.698673            10.381735          2,143,440.0559
=============                                               =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.580805            10.371889            800,039.6336
   01/01/2004                                               10.371889            11.239084          1,579,342.3803
=============                                               =========            =========          ==============

                           1.75% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.300629           10.685617
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.100803           10.389680
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.940942           10.105881
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.240681           10.600541
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.010881           10.226064
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           2,213,209.3000
=============                                                           ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          13,257,270.6000
=============                                                          ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           1,028,820.4850
=============                                                          ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          10,403,515.5800
=============                                                          ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           4,046,698.7430
=============                                                          ===============

CHART 11 -  Contracts issued prior to May 1, 2003 with the Compounded Plus
          Death Benefit and the Earnings Preservation Benefit rider (total separate account product charges equal 1.80% on an annual basis)



                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998521            11.939720            642,749.4681
============        ====      ==========            ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.925670                976.7295
  01/01/2002         to       12/31/2002           10.925670             8.789245            140,210.7037
  01/01/2003         to       12/31/2003            8.789245            11.651185          1,480,540.4357
  01/01/2004         to       12/31/2004           11.651185            13.791399          2,141,878.0681
============        ====      ==========           =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.041634             7.285235            208,194.1462
  01/01/2002         to       12/31/2002            7.285235             5.163465            835,615.5593
  01/01/2003         to       12/31/2003            5.163465             6.638491          2,448,116.8208
  01/01/2004         to       12/31/2004            6.638491             7.070062          2,574,044.8090
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001         to       12/31/2001           13.963875            13.934910            151,439.8865
  01/01/2002         to       12/31/2002           13.934910            13.607857          1,326,102.1495
  01/01/2003         to       12/31/2003           13.607857            15.925780          3,507,953.9211
  01/01/2004         to       12/31/2004           15.925780            16.918301          2,771,874.1357
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001         to       12/31/2001           39.123031            41.263886             88,945.3931
  01/01/2002         to       12/31/2002           41.263886            33.183838            534,288.0861
  01/01/2003         to       12/31/2003           33.183838            42.608637          1,374,254.9266
  01/01/2004         to       12/31/2004           42.608637            47.138957          1,417,141.8408
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.805686             8.354994            127,244.6672
  01/01/2002         to       12/31/2002            8.354994             7.237479            665,344.3014
  01/01/2003         to       12/31/2003            7.237479             9.386204          1,209,618.3405
  01/01/2004         to       12/31/2004            9.386204            11.021453          2,069,121.5884
============        ====      ==========           =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.981256              4,572.0767
  01/01/2002         to       12/31/2002           10.981256             9.618604            293,855.6450
  01/01/2003         to       12/31/2003            9.618604            11.919827          1,159,676.0099
  01/01/2004         to       12/31/2004           11.919827            13.392661            960,651.1466
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.841568              4,288.5527
  01/01/2002         to       12/31/2002           11.841568             8.431404            362,610.9895
  01/01/2003         to       12/31/2003            8.431404            11.499598            984,920.2486
  01/01/2004         to       12/31/2004           11.499598            12.020385          1,623,020.9578
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.137898             8.040755            188,353.5820
  01/01/2002         to       12/31/2002            8.040755             6.253646            555,618.7598
  01/01/2003         to       12/31/2003            6.253646             7.637036          1,094,159.0554
  01/01/2004         to       11/19/2004            7.637036             7.817754            993,305.6103
============        ====      ==========           =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.032441            10.122623            258,104.6279
  01/01/2002         to       12/31/2002           10.122623            10.051027          1,207,446.1109
  01/01/2003         to       12/31/2003           10.051027             9.914594          1,452,290.1044
  01/01/2004         to       12/31/2004            9.914594             9.799692          1,055,081.7100
============        ====      ==========           =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998521            12.799274            597,141.0429
============        ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.558733             8.440489            263,517.2886
  01/01/2002         to       12/31/2002            8.440489             6.239188          1,773,536.2393
  01/01/2003         to       12/31/2003            6.239188             7.876171          4,817,764.5225
  01/01/2004         to       12/31/2004            7.876171             8.230659          5,530,751.6105
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.408048          2,507,733.3149
  01/01/2004         to       12/31/2004           10.408048            11.142998          3,061,984.3576
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001         to       12/31/2001           10.161771            10.503380            283,097.4435
  01/01/2002         to       12/31/2002           10.503380            11.274776          2,505,019.1930
  01/01/2003         to       12/31/2003           11.274776            11.550473          4,240,212.2557
  01/01/2004         to       12/31/2004           11.550473            11.908891          3,592,733.8360
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  03/21/2001         to       12/31/2001            7.234270             6.074341             89,301.1669
  01/01/2002         to       12/31/2002            6.074341             2.939266            505,062.4218
  01/01/2003         to       12/31/2003            2.939266             4.548861          1,097,034.0651
  01/01/2004         to       12/31/2004            4.548861             4.274839          1,658,801.2050
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001         to       12/31/2001            8.099086             8.210931            210,431.8435
  01/01/2002         to       12/31/2002            8.210931             4.512937          1,031,443.2742
  01/01/2003         to       12/31/2003            4.512937             6.056532          2,893,956.4329
  01/01/2004         to       12/31/2004            6.056532             7.008410          2,048,930.8382
============        ====      ==========            ========             ========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.210477            275,334.0815
  01/01/2003         to       12/31/2003            8.210477            11.404493          1,782,235.4316
  01/01/2004         to       12/31/2004           11.404493            14.169346          2,104,571.8357
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998521            11.085242            523,770.7046
============        ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001         to       12/31/2001           10.000000            10.124913            348,124.3820
  01/01/2002         to       12/31/2002           10.124913             8.298345          1,897,436.7263
  01/01/2003         to       12/31/2003            8.298345            10.655482          4,063,318.9486
  01/01/2004         to       12/31/2004           10.655482            11.735525          5,616,092.4340
============        ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001         to       12/31/2001           10.000000            11.910526            252,316.2501
  01/01/2002         to       12/31/2002           11.910526            10.637413          1,266,772.6327
  01/01/2003         to       12/31/2003           10.637413            13.825385          2,883,328.2301
  01/01/2004         to       12/31/2004           13.825385            14.888758          2,775,140.5731
============        ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.607663            603,710.2354
  01/01/2003         to       12/31/2003            7.607663             9.690594          1,724,473.5507
  01/01/2004         to       12/31/2004            9.690594            10.367887          2,142,412.1792
============        ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.839954              6,382.0246
  01/01/2002         to       12/31/2002           10.839954             8.249162            677,031.6286
  01/01/2003         to       12/31/2003            8.249162            10.360344          1,312,372.0999
  01/01/2004         to       12/31/2004           10.360344            11.220948          1,562,037.4490
============        ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.300361            10.684769          1,487,877.4590
============        ====      ==========           =========            =========          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.100540            10.388855          8,421,041.7640
============        ====      ==========           =========            =========          ==============

              1.80% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                          NUMBER OF
                                               ACCUMULATION         ACCUMULATION         ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT            UNITS
                                               BEGINNING OF            END OF           OUTSTANDING AT
                                                  PERIOD               PERIOD           END OF PERIOD
                                             ---------------      ---------------      ---------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.940683           10.105078          1,595,158.4110
=============                                    ========           =========          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.240415           10.599700          7,829,502.2490
=============                                   =========           =========          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.010620           10.225252          4,072,519.8390
=============                                   =========           =========          ==============

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the Company are included herein. [TO BE UPDATED BY AMENDMENT]


The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements
     ---------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof: (to be updated by amendment)


1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2004.

3.   Statement of Operations for the year ended December 31, 2004.

4. Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003.

5.   Notes to Financial Statements.


The following financial statements of the Company are included in Part B hereof:
(to be updated by amendment)


1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2004 and 2003.

3.   Statements of Income for the years ended December 31, 2004, 2003 and 2002.

4. Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.

5.   Statements of Cash Flows for the years ended December 31, 2004, 2003 and
     2002.

6.   Notes to Financial Statements.

b.   Exhibits
     ---------------------------------------------------------------------------

1. Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(6)

2.   Not Applicable.

3.   (i)  Principal Underwriter's and Selling Agreement (effective January 1,
          2001)(6)

     (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(6)

4.   (i)  Individual Flexible Purchase Payment Deferred Variable Annuity
          Contract(1)

     (ii) Enhanced Dollar Cost Averaging Rider(1)

     (iii) Three Month Market Entry Rider(1)

     (iv) Death Benefit Rider - Principal Protection(1)

     (v)  Death Benefit Rider - Compounded-Plus(1)

     (vi) Death Benefit Rider - (Annual Step-Up)(1)

     (vii) Guaranteed Minimum Income Benefit Rider - (Living Benefit)(1)

     (viii) Additional Death Benefit Rider - (Earnings Preservation Benefit)(1)

     (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(1)

     (x)  Terminal Illness Rider(1)

     (xi) Individual Retirement Annuity Endorsement(1)

     (xii) Roth Individual Retirement Annuity Endorsement(1)

     (xiii) 401 Plan Endorsement(1)

     (xiv) Tax Sheltered Annuity Endorsement(1)

     (xv) Unisex Annuity Rates Rider(1)

     (xvi) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company)(3)

     (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(5)

     (xviii) Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1
          (7/04)(6)

     (xix) Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04)(6)

     (xx) Individual Retirement Annuity Endorsement 8023.1 (9/02)(6)

     (xxi) Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(6)

     (xxii) 401(a)/403(a) Plan Endorsement 8025.1 (9/02)(6)

     (xxiii) Tax Sheltered Annuity Endorsement 8026.1 (9/02)(6)

     (xxiv) Simple Individual Retirement Annuity Endorsement 8276 (9/02)(6)

     (xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB
          III) 8018-2(05/05)(7)

     (xxvi) Form of Enhanced Dollar Cost Averaging Rider 8013-1(05/05)(7)

     (xxvii) Form of Three Month Market Entry Rider 8104-1 (05/05)(7)

     (xxviii) Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05)(8)

     (xxix) Guaranteed Withdrawal Benefit Endorsement - (EGWB) MLIU-GWB (11/05)-E (9)

     (xxx) Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-2 (11/05)(9)

     (xxxi) Form of Contract Schedule (GMAB) 8028-4 (11/05) (10)

     (xxxii) Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB)
          MLIU-670-1 (11/05)(9)

     (xxxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1
          (11/05)-I (10)


     (xxxiv) Form of Lifetime Guaranteed Withdrawal Benefit Rider (filed herewith)

     (xxxv) Form of Guaranteed Minimum Income Benefit Rider (filed herewith)

     (xxxvi) Form of Contract Schedule (enhanced GMIB Plus) (filed herewith)


5.   (i) Form of Variable Annuity Application(2)

     (ii) Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA(6)

     (iii) Form of Variable Annuity Application 8029 (1/05) APPAVA105USAVA(7)

     (iv) Form of Variable Annuity Application 8029 (4/05) APPVA1105USAVA (9)

6.   (i) Copy of Restated Articles of Incorporation of the Company(6)

     (ii) Copy of the Bylaws of the Company(6)

     (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79(6)

     (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80(6)

     (v) Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85(6)

     (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84(6)

     (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94(6)

     (viii) Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00(6)

7. (i) Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life Insurance Company(4)

     (ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd.(4)

8. (i) Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Security First Life Insurance Company(3)

     (ii) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01)(6)

     (iii) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan Life Insurance Company and MetLife Investors USA Insurance Company (effective July 1, 2004)(11)

9.   Opinion and Consent of Counsel(5)

10. (i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (to be updated by amendment)

     (ii) Consent of Counsel (Metlife Investors USA Insurance Company) (to be updated by amendment)


11.  Not Applicable.

12.  Not Applicable.

13. (i) Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper.(5)

     (ii) Power of Attorney for Matthew K. Wessel (9)

(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on March 21, 2001.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 26, 2005.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   -----------------------------------------
Michael K. Farrell                    Chairman of the Board, President,
5 Park Plaza                          Chief Executive Officer and Director
Suite 1900
Irvine, CA 92614
Susan A. Buffum                       Director
334 Madison Avenue
Convent Station, NJ 07961
Matthew K. Wessel                     Vice President and Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807
James P. Bossert                      Executive Vice President and Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ------------------------------------------
Michael R. Fanning                    Director
501 Boylston Street
Boston, MA 02116
Elizabeth M. Forget                   Director
260 Madison Avenue
New York, NY 10016
George Foulke                         Director
501 Route 22
Bridgewater, NJ 08807
Hugh C. McHaffie                      Executive Vice President and Director
501 Boylston Street
Boston, MA 02116
Kevin J. Paulson                      Senior Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266
Richard C. Pearson                    Executive Vice President, General
5 Park Plaza                          Counsel, Secretary and Director
Suite 1900
Irvine, CA 92614
Jeffrey A. Tupper                     Assistant Vice President and Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Debora L. Buffington                  Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
Betty Davis                           Vice President
1125 17th Street
Suite 800
Denver, CO 80202
Brian C. Kiel                         Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807
Christopher A. Kremer                 Vice President
501 Boylston Street
Boston, MA 02116
Marian J. Zeldin                      Vice President
501 Route 22
Bridgewater, NJ 08907
Karen A. Johnson                      Vice President
501 Boylston Street
Boston, MA 02116
Deron J. Richens                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Leonard M. Bakal                      Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Roberto Baron                         Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ------------------------------------------
Henryk Sulikowski, Jr.                Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Kenneth J. Eiger                      Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Garth A. Bernard                      Vice President
501 Boylston Street
Boston, MA 02116
Gregory E. Illson                     Vice President
501 Boylston Street
Boston, MA 02116
Bennett D. Klienberg                  Vice President
185 Asylum Street
Hartford, CT 06103
Lisa S. Kuklinski                     Vice President
260 Madison Avenue
New York, NY 10016
Anthony J. Williamson                 Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Investors Group, Inc. which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      3.    Nathan and Lewis Associates of Texas, Inc. (TX)

      4.    Nathan and Lewis Associates Insurance Agency of Massachusetts, Inc.
            (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    CitiInsurance de Brasil Vida e Previdencia S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

            a) Siembra AFJP S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    CitiInsurance Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   MetLife (India) Private Ltd. (India)

      20.   Metropolitan Marine Way Investments Limited (Canada)

      21.   MetLife Private Equity Holdings, LLC (DE)

      22.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      23.   Metropolitan Realty Management, Inc. (DE)

      24.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      25.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        26.   Bond Trust Account A (MA)

        27.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      28.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      29.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (51.6%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

      30.   Corporate Real Estate Holdings, LLC (DE)

      31. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      32.   MetLife Tower Resources Group, Inc. (DE)

      33.   Headland Development Corporation (CA)

      34.   Headland - Pacific Palisades, LLC (CA)

      35.   Headland Properties Associates (CA)

      36.   Krisman, Inc. (MO)

      37.   Special Multi-Asset Receivables Trust (DE)

      38.   White Oak Royalty Company (OK)

      39.   500 Grant Street GP LLC (DE)

      40. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3.    BHI Rodeo LLC (DE)

      4. Citigroup Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      5. Citigroup Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      6. Citigroup Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

            a) Tishman Speyer/Citigroup Alternative Investments Associates III, LLC (DE)

      7.    Pilgrim Investments Highland Park, LLC (CO)

      8.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      9.    Pilgrim Investments York Road, LLC(DE)

      10.   Euro TI Investments LLC (DE)

      11.   Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd (Virgin
                  Islands)

      12.   Hollow Creek, L.L.C. (CT/NC)

      13. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      14. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      15.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      16.   TIC European Real Estate LP, LLC (DE)

      17.   TL&A Insurance Distribution LLC (DE)

      18.   Travelers European Investments LLC (CT)

      19.   Travelers International Investments Ltd. (Cayman Islands)

      20. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      21.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      22.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      23.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      24.   Umbrella Bear, Inc. (FL)

      25.   Ryan/Pilgrim Investments Chandler Freeways LLC (DE)

      26. TRAL & Co. (DE) - is a general partner. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      27.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

          As of January 3, 2006, there were 24, 257 qualified contract owners and 12, 752 non-qualified contract owners of Series VA contracts.


ITEM 28. INDEMNIFICATION

          The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

          A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

          Met Investors Series Trust
             MetLife Investors Variable Annuity Account One MetLife Investors Variable Annuity Account Five MetLife Investors Variable Life Account One
             MetLife Investors Variable Life Account Five
             First MetLife Investors Variable Annuity Account One General American Separate Account Eleven
             General American Separate Acocunt Twenty-Eight General American Separate Account Twenty-Nine General American Separate Account Two
             Security Equity Separate Account Twenty-Six
             Security Equity Separate Account Twenty-Seven Separate Account A of Paragon Life
             Separate Account B of Paragon Life
             Separate Account C of Paragon Life
             Separate Account D of Paragon Life

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------   ----------------------------------------------------------------
Michael K. Farrell                    Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham                      Director
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                    Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul Sylvester                        President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                   Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana                       Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson                    Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614
Timothy A. Spangenberg                Executive Vice President and Chief Financial Officer
13045 Tesson Ferry Road
St. Louis, MO 63128

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------   ------------------------------------------------------------
Leslie Sutherland                     Senior Vice President, Channel Head-Broker Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson                      Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614
Douglas P. Rodgers                    Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Curtis Wohlers                        Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Louis P. Digiacomo                    Senior Vice President, Channel Head-Independent Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Andrew Aiello                         Senior Vice President, Channel Head-National Account Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                 Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                  Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Anthony J. Dufault                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul M. Kos                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
James R. Fitzpatrick                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------   --------------------------------------
Deron J. Richens                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
John E. Petersen                      Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Craig W. Markham                      Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Charles M. Deuth                      Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614


     (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year: (to be updated by amendment)



                                               (2)
                                         Net Underwriting        (3)           (4)            (5)
                  (1)                     Discounts And      Compensation    Brokerage       Other
Name of Principal Underwriter              Commissions      On Redemption   Commissions   Compensation
---------------------------------------  ----------------   -------------   -----------   ------------
MetLife Investors Distribution Company      $0                    $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

          The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

          (a) Registrant

          (b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

          (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

          (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

          (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

          (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

          (g) MetLife, 501 Boylston Street, Boston, MA 02116

          (h) MetLife, 200 Park Avenue, New York, NY 10166

          (i) MetLife, 1125 17th Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES

          Not Applicable.

ITEM 32. UNDERTAKINGS

          a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

          b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

          d. MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

          The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

          1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

          4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California on this 12th day of January 2006.


METLIFE INVESTORS USA SEPARATE ACCOUNT A
(Registrant)

By: METLIFE INVESTORS USA INSURANCE COMPANY


By: /s/ Michael K. Farrell
    -------------------------------------
    Michael K. Farrell
    President and Chief Executive Officer


METLIFE INVESTORS USA INSURANCE COMPANY
(Depositor)


By: /s/ Michael K. Farrell
    -------------------------------------
    Michael K. Farrell
    President and Chief Executive Officer

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on January 12, 2006.



/s/ Michael K. Farrell*            Chairman of the Board, Chief Executive
--------------------------------   Officer, President and Director
Michael K. Farrell


/s/ James P. Bossert*              Executive Vice President and Director
--------------------------------
James P. Bossert


/s/ Matthew K. Wessel*             Vice President and Chief Financial Officer
--------------------------------   (Principal Accounting Officer)
Matthew K. Wessel


/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum


/s/ Michael R. Fanning*            Director
--------------------------------
Michael R. Fanning


/s/ Elizabeth M. Forget*           Director
--------------------------------
Elizabeth M. Forget


/s/ George Foulke*                 Director
--------------------------------
George Foulke


/s/ Hugh C. McHaffie*              Director
--------------------------------
Hugh C. McHaffie


/s/ Richard C. Pearson*            Director
--------------------------------
Richard C. Pearson


/s/ Jeffrey A. Tupper*             Director
--------------------------------
Jeffrey A. Tupper




*By: /s/ Michele H. Abate
     ------------------------------------
     Michele H. Abate, Attorney-In-Fact
     January 12, 2006



* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464/811-03365) filed as Exhibit 13 on April 27, 2004, except for Matthew K. Wessel whose power of attorney is incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464/811-03365 filed as Exhibit 13(ii) on July 13, 2005.-

                                INDEX TO EXHIBITS


4(xxxiv)  Form of Lifetime Guaranteed Withdrawal Benefit Rider

4(xxxv)   Form of Guaranteed Minimum Income Benefit Rider

4(xxxvi)  Form of Contract Schedule (enhanced GMIB Plus)